                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               [X]

         File No. 33-65170:

         Pre-Effective Amendment No.___

         Post-Effective Amendment No._14_

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       [X]

         File No. 811-7822:

         Amendment No. 15

                        (Check appropriate box or boxes.)

                        AMERICAN CENTURY INVESTMENT TRUST
       _________________________________________________________________
               (Exact Name of Registrant as Specified in Charter)

                             American Century Tower
                     4500 Main Street, Kansas City, MO 64111
       _________________________________________________________________
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (816) 531-5575

         David C. Tucker, Esq., 4500 Main Street, Kansas City, MO 64111
       _________________________________________________________________
                     (Name and Address of Agent for Service)

           Approximate Date of Proposed Public Offering: July 1, 2001

 It is proposed that this filing will become effective (check appropriate box)

     [ ] immediately upon filing pursuant to paragraph (b)
     [X] on July 1, 2001 pursuant to paragraph (b)
     [ ] 60 days after filing pursuant to paragraph (a)(1)
     [ ] on (date) pursuant to paragraph (a)(1)
     [ ] 75 days after filing pursuant to paragraph (a)(2)
     [ ] on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

     [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
--------------------------------------------------------------------------------

Your
AMERICAN CENTURY
prospectus

Prime Money Market Fund

                                                                 INVESTOR CLASS
                                                                   JULY 1, 2001

   THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO
                                     TELLS YOU OTHERWISE IS COMMITTING A CRIME.

                                                               American Century
                                                      Investment Services, Inc.

[american century logo and text logo (reg. sm)]

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                  [american century logo and text logo (reg. sm)]
                                American Century
                                  Investments

                                P.O. Box 419200
                                Kansas City, MO
                                   64141-6200

Dear Investor,

Planning and maintaining your investment portfolio is a big job. However, an easy-to-understand Prospectus can make your work a lot less daunting. We hope you'll find this Prospectus easy to understand, and, more importantly, that it gives you confidence in the investment decisions you have made or are soon to make.

As you begin to read this Prospectus, take a look at the table of contents to understand how it is organized. The first four sections take a close-up look at the fund - the fund's investment objectives, strategies and risks.

As you continue to read, the Prospectus will acquaint you with the fund management team and give you an overview about how to invest and manage your account. You'll also find important financial information you'll need to make an informed decision.

Naturally, you may have questions about investing after you read through the
Prospectus. Our Web site, www.americancentury.com, offers information that could answer many of your questions. Or, an Investor Relations Representative would be happy to help weekdays, 7 a.m. to 7 p.m., and Saturdays, 9 a.m. to 2 p.m.,
Central time. Give us a call at 1-800-345-2021.

Sincerely,

/signature/Mark Killen
Mark Killen
Senior Vice President
American Century Investment Services, Inc.

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Throughout this book you'll find definitions of key investment terms and phrases. When you see a word printed in BLUE ITALICS, look for its definition in the left margin.

[graphic of pointing finger]
This symbol highlights special information and helpful tips.

                                                 American Century Investments

AN OVERVIEW OF THE FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

Prime Money Market seeks to earn the highest level of current income while preserving the value of your investment.

WHAT ARE THE FUND'S PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

The fund invests most of its assets in high-quality DEBT SECURITIES issued by corporations, banks and governments.

Because high-quality debt securities are among the safest securities available, the interest they pay is among the lowest for income-paying securities.
Accordingly, the yield on this fund will likely be lower than funds that invest in longer-term or lower-quality securities.

Investments in debt securities also involve interest rate risk. However, the fund's investments in very short-term debt securities are designed to minimize this risk.

WHO MAY WANT TO INVEST IN THE FUND?

The fund may be a good investment if you are

*  more concerned with preservation of capital than long-term investment performance
*  seeking some current income
*  seeking diversification by investing in a fixed-income mutual fund

WHO MAY NOT WANT TO INVEST IN THE FUND?

The fund may not be a good investment if you are

*  investing for long-term growth
*  looking for the added security of FDIC insurance

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DEBT SECURITIES include fixed-income investments such  as notes, bonds, commercial paper and U.S. Treasury securities.

[graphic of pointing finger]
An investment in the fund is not a  bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money  by investing in it.

2   American Century Investments                                1-800-345-2021

FUND PERFORMANCE HISTORY

Annual Total Returns(1)

The following bar chart shows the performance of the fund's Investor Class shares for each full calendar year in the life of the fund. It indicates the volatility of the fund's historical returns from year to year.

[data from bar chart]
                            Prime Money Market
2000                             6.02%
1999                             4.77%
1998                             5.18%
1997                             5.26%
1996                             5.09%
1995                             5.70%
1994                             4.47%

(1) As of March 31, 2001, the end of the most recent calendar quarter, Prime
    Money Market's year-to-date return was 1.35%.

The highest and lowest quarterly returns for the period reflected in the bar chart are:

                             Highest                         Lowest
--------------------------------------------------------------------------------
Prime Money Market           1.56% (3Q 2000)                 0.84% (1Q 1994)

Average Annual Total Returns

The following table shows the average annual total returns of the fund's
Investor Class shares for the periods indicated. The benchmark is an unmanaged index that has no  operating costs and is included in the table for performance comparison.

For the calendar year ended December 31, 2000       1 year     5 years      Life of Fund(1)
--------------------------------------------------------------------------------------------
Prime Money Market                                  6.02%      5.26%        5.18%
90-day Treasury Bill Index                          5.99%      5.18%        5.10%(2)

(1)  The inception date for Prime Money Market is November 17, 1993.

(2)  Since November 30, 1993, the date closest to the fund's inception for which data are available.

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[graphic of pointing finger]
The performance information on this page is designed to help you see how the fund's returns can vary. Keep in mind that past performance does not predict how the fund will perform in the future.

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For current performance information, including seven-day yield, please call us at 1-800-345-2021 or visit us at www.americancentury.com.

www.americancentury.com                        American Century Investments   3

FEES AND EXPENSES

There are no sales loads, fees or other charges

*  to buy fund shares directly from American Century
*  to reinvest dividends in additional shares
*  to exchange into the Investor Class shares of other American Century funds
*  to redeem your shares

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund.

ANNUAL OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                       Management    Distribution and         Other          Total Annual Fund
                       Fee(1)        Service (12b-1) Fees     Expenses(2)    Operating Expenses
------------------------------------------------------------------------------------------------
Prime Money Market     0.60%         None                     0.01%          0.61%

(1) Based on expenses incurred by all classes of the fund during the fund's most recent fiscal year. The fund has a stepped fee schedule. As a result, the fund's management fee rate generally decreases as fund assets increase.

(2) Other expenses include the fees and expenses of the fund's independent trustees and their legal counsel, as well as interest and portfolio insurance.

EXAMPLE

The examples in the table below are intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
Assuming you . . .

*  invest $10,000 in the fund
*  redeem all of your shares at the end of the periods shown below
*  earn a 5% return each year
*  incur the same operating expenses as shown above

 . . . your cost of investing in the fund would be:

                         1 year      3 years      5 years      10 years
-----------------------------------------------------------------------
Prime Money Market       $62         $195         $340         $761

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Use this example to compare the  costs of investing in other funds.  Of course, your actual costs may  be higher or lower.

4   American Century Investments                                 1-800-345-2021

OBJECTIVES, STRATEGIES AND RISKS

PRIME MONEY MARKET FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

Prime Money Market seeks to earn the highest level of current income while preserving the value of your investment.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVE?

The fund buys HIGH-QUALITY, debt securities. These securities are short-term obligations of banks, governments and corporations that are payable in U.S.
dollars.

Additional information about the fund's investments is available in its annual and  semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling us.

For more information about the fund's credit quality standards and about credit risk, please see Basics of Fixed-Income Investing beginning on page 6.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

Because high-quality, debt securities are among the safest securities available, the  interest they pay is among the lowest for income-paying securities.
Accordingly, the  yield on this fund will likely be lower than the yield on funds that invest in longer-term  or lower-quality securities.

[left margin]
A HIGH-QUALITY debt security is one that has been determined to be in the top two credit quality categories. This can be established in a number of  ways. For example, independent rating agencies may rate the security in their higher rating categories. The fund's advisor also can analyze an unrated security to determine if its credit quality is high enough for investment. Details  of the fund's credit quality standards  are described in the Statement of Additional
Information.

www.americancentury.com                        American Century Investments   5

BASICS OF FIXED-INCOME INVESTING

DEBT SECURITIES

When a fund buys a debt security, also called a fixed-income security, it is essentially lending money to the security's issuer. Notes, bonds, commercial paper and U.S. Treasury securities are examples of debt securities. After the debt security is first sold by the issuer, it may be bought and sold by other investors. The price of the debt security may rise or fall based on many factors, including changes in interest rates, liquidity and credit quality.

The fund managers decide which debt securities to buy and sell by

* determining which debt securities help a fund meet its maturity requirements
* identifying debt securities that satisfy a fund's credit quality standards
* evaluating current economic conditions and assessing the risk of inflation
* evaluating special features of the debt securities that may make them more or less attractive

WEIGHTED AVERAGE MATURITY

Like most loans, debt securities eventually must be repaid or refinanced at some date. This date is called the maturity date. The number of days left to a debt security's maturity date is called the remaining maturity. The longer a debt security's remaining maturity, generally the more sensitive its price is to changes in interest rates.

Because a bond fund will own many debt securities, the fund managers calculate the average of the remaining maturities of all the debt securities the fund owns to evaluate the interest rate sensitivity of the entire portfolio. This average is weighted according to the size of the fund's individual holdings and is called the WEIGHTED AVERAGE MATURITY. The following chart shows how fund managers would calculate the weighted average maturity for a fund that owned only two debt securities.

                    Amount of         Percent of   Remaining     Weighted
                    Security Owned    Portfolio    Maturity      Maturity
---------------------------------------------------------------------------
Debt Security A     $100,000          25%          4 years       1 year
---------------------------------------------------------------------------
Debt Security B     $300,000          75%          12 years      9 years
----------------------------------------------------------------------------
Weighted Average Maturity                                        10 years

TYPES OF RISK

The basic types of risk the fund faces are described below.

INTEREST RATE RISK

Generally, interest rates and the prices of debt securities move in opposite directions. When interest rates fall, the prices of most debt securities rise;
when interest rates rise, prices fall. Because the fund invests primarily in debt securities, changes in interest rates will affect the fund's performance.
This sensitivity to interest rate changes is called interest rate risk.

The degree to which interest rate changes affect a fund's performance varies and is related to the weighted average maturity of a particular fund. For example, when interest rates rise, you can expect the share value of a long-term bond fund to fall more than that of a short-term bond fund. When rates fall, the opposite is true.

[left margin]
WEIGHTED AVERAGE MATURITY is a tool the fund managers use to approximate the remaining term to maturity of a fund's investment portfolio.

[graphic of pointing finger]
The longer a fund's weighted average maturity, the more sensitive it is to interest rate changes.

6   American Century Investments                              1-800-345-2021

The following table shows the likely effect of a 1% (100 basis points) increase in interest rates on the price of 7% coupon bonds of differing maturities:

Remaining Maturity  Current Price  Price After 1% Increase   Change in Price
-----------------------------------------------------------------------------
1 year              $100.00        $99.06                    -0.94%
-----------------------------------------------------------------------------
3 years             $100.00        $97.38                    -2.62%
-----------------------------------------------------------------------------
10 years            $100.00        $93.20                    -6.80%
-----------------------------------------------------------------------------
30 years            $100.00        $88.69                    -11.31%

CREDIT RISK

Credit risk is the risk that an obligation won't be paid and a loss will result.
A high credit rating indicates a high degree of confidence by the rating organization that the issuer will be able to withstand adverse business, financial or economic conditions and make interest and principal payments on time. Generally, a lower credit rating indicates a greater risk of non-payment.
A lower rating also may indicate that the issuer has a more senior series of debt securities, which means that if the issuer has difficulties making its payments, the more senior series of debt is first in line for payment.

The fund managers do not invest solely on the basis of a debt security's credit rating; they also consider other factors, including potential returns. Higher credit ratings usually mean lower interest rate payments, so investors often purchase debt securities that aren't the highest rated to increase return. If a fund purchases lower-rated debt securities, it assumes additional credit risk.

LIQUIDITY RISK

Debt securities can become difficult to sell, or less liquid, for a variety of reasons, such as lack of an active trading market. The chance that a fund will have difficulty selling its debt securities is called liquidity risk.

The fund engages in a variety of investment techniques as it pursues its investment  objective. Each technique has its own characteristics and may pose some level of risk  to the fund. To learn more about these techniques, you should review the Statement of Additional Information before making an investment.

[left margin}
[graphic of pointing finger}
Credit quality may be lower when the issuer has any of the following

* a high debt level
* a short operating history
* a senior level of debt
* a difficult, competitive environment
* a less stable cash flow

[graphic of pointing finger}
The Statement of Additional Information provides a detailed description of these securities ratings.

www.americancentury.com                        American Century Investments   7

MANAGEMENT

WHO MANAGES THE FUND?

The Board of Trustees, investment advisor and fund management team play key roles in the management of the fund.

THE BOARD OF TRUSTEES

The Board of Trustees oversees the management of the fund and meets at least quarterly to review reports about fund operations. Although the Board of
Trustees does not manage the fund, it has hired an investment advisor to do so.
More than two-thirds of the trustees are independent of the fund's advisor; that is, they are not employed by and have no financial interest in the advisor.

THE INVESTMENT ADVISOR

The fund's investment advisor is American Century Investment Management, Inc.
The advisor has been managing mutual funds since 1958 and is headquartered at
4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the fund and directing the purchase and sale of its investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the fund to operate.

For the services it provided to the fund during the most recent fiscal year, the advisor received a unified management fee of 0.60% of the average net assets of the Investor Class shares of the fund. The rate of the management fee for a fund is determined monthly on a class-by-class basis using a two-step formula that takes into account the fund's strategy (money market, bond or equity) and the total amount of mutual fund assets the advisor manages.

The Statement of Additional Information contains detailed information about the calculation of the management fee. Out of that fee, the advisor paid all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses. A portion of the management fee may be paid by the fund's advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

THE FUND MANAGEMENT TEAM

The advisor uses a team of portfolio managers, assistant portfolio managers and analysts to manage the fund. The team meets regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for the fund as they see fit, guided by the fund's investment objective and strategy.

The portfolio manager who leads the team is identified below:

DENISE TABACCO

Ms. Tabacco, Vice President and Portfolio Manager, has been a member of the team that manages Prime Money Market since May 1996. She joined American Century in
1988, becoming a member of its portfolio department in 1991. She has a bachelor's degree  in accounting from San Diego State University and an MBA in finance from Golden Gate University.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies contained in the Statement of Additional
Information and the investment objective of the fund may not be changed without shareholder approval. The Board of Trustees may change any other policies and investment strategies.

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[graphic of pointing finger}
CODE OF ETHICS

American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the fund.
Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security within 60 calendar days. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the fund to obtain approval before executing permitted personal trades.

8   American Century Investments                                  1-800-345-2021

INVESTING WITH AMERICAN CENTURY

SERVICES AUTOMATICALLY AVAILABLE TO YOU

Most accounts automatically will have access to the services listed below when the account is opened. If you do not want these services, see Conducting
Business in Writing. If you have questions about the services that apply to your account type, please call us.

CONDUCTING BUSINESS IN WRITING

If you prefer to conduct business in writing only, you can indicate this on the account application. If you choose this option, you must provide written instructions to invest, exchange and redeem. All account owners must sign transaction instructions (with  signatures guaranteed for redemptions in excess of $100,000). If you want to add services later, you can complete an Investor
Service Options form.

WAYS TO MANAGE YOUR ACCOUNT
--------------------------------------------------------------------------------

BY TELEPHONE

Investor Relations
1-800-345-2021

Business, Not-For-Profit
and Employer-Sponsored
Retirement Plans
1-800-345-353

Automated Information Line
1-800-345-8765

[graphic of telephone]

OPEN AN ACCOUNT

If you are a current investor, you can open an account by exchanging shares from another American Century account.

EXCHANGE SHARES

Call or use our Automated Information Line if you have authorized us to accept telephone instructions.

MAKE ADDITIONAL INVESTMENTS

Call or use our Automated Information Line if you have authorized us to invest from your bank account.

SELL SHARES

Call a Service Representative.

--------------------------------------------------------------------------------
ONLINE

www.americancentury.com

[graphic of computer]

OPEN AN ACCOUNT

If you are a current or new investor, you can open an account by completing and submitting our online application. Current investors also can open an account by exchanging shares from another American Century account.

EXCHANGE SHARES

Exchange shares from another American Century account.

MAKE ADDITIONAL INVESTMENTS

Make an additional investment into an established American Century account if you have authorized us to invest from your bank account.

SELL SHARES

Not available.

--------------------------------------------------------------------------------
BY MAIL OR FAX

P.O. Box 419200
Kansas City, MO 64141-6200

Fax
816-340-7962

[graphic of envelope]

OPEN AN ACCOUNT

Send a signed, completed application and check or money order payable to
American Century Investments.

EXCHANGE SHARES

Send written instructions to exchange your shares from one American Century account to another.

MAKE ADDITIONAL INVESTMENTS

Send your check or money order for at least $50 with an investment slip or $250 without an investment slip. If you don't have an investment slip, include your name, address and account number on your check or money order.

SELL SHARES

Send written instructions or a redemption form to sell shares. Call a Service
Representative to request a form.

www.americancentury.com                      American Century Investments   9

YOUR RESPONSIBILITY FOR UNAUTHORIZED TRANSACTIONS

American Century and its affiliated companies use procedures reasonably designed to confirm that telephone, electronic and other instructions are genuine. These procedures include recording telephone calls, requesting personalized security codes or other information, and sending confirmation of transactions. If we follow these procedures, we are not responsible for any losses that may occur due to unauthorized instructions. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.

YOUR GUIDE TO SERVICES AND POLICIES

When you open an account, you will receive a services guide, which explains the services available to you and the policies of the fund and the transfer agent.

WAYS TO MANAGE YOUR ACCOUNT
--------------------------------------------------------------------------------

AUTOMATICALLY

[graphic of rotating arrows]

OPEN AN ACCOUNT

Not available.

EXCHANGE SHARES

Send written instructions to set up an automatic exchange of your shares from one American Century account to another.

MAKE ADDITIONAL INVESTMENTS

With the automatic investment privilege, you can purchase shares on a regular basis. You must invest at least $600 per year per account.

SELL SHARES

If you have at least $10,000 in your account, you may sell shares automatically by establishing Check-A-Month or Automatic Redemption plans.

--------------------------------------------------------------------------------
BY WIRE

[graphic of pointing finger]
Please remember, if you request redemptions by wire, $10 will be deducted from the amount redeemed. Your bank also may charge a fee.

[graphic of wire machine]

OPEN AN ACCOUNT

Call to set up your account or mail a completed application to the address provided in the "By mail" section. Give your bank the following information to wire money.

* Our bank information
     Commerce Bank N.A.
     Routing No. 101000019
     Account No. Please call for the appropriate account number
* The fund name
* Your American Century account number, if known*
* Your name
* The contribution year (for IRAs only)
*For additional investments only

MAKE ADDITIONAL INVESTMENTS

Follow the "Open an account" wire instructions.

SELL SHARES

You can receive redemption proceeds by wire or electronic transfer.

EXCHANGE SHARES

Not available.

--------------------------------------------------------------------------------
IN PERSON

[graphic of individual]

If you prefer to handle your transactions in person, visit one of our Investor
Centers and a representative can help you open an account, make additional investments, and sell or exchange shares.

4500 Main St.                          4917 Town Center Drive
Kansas City, Missouri                  Leawood, Kansas
8 a.m. to 5:30 p.m., Monday - Friday   8 a.m. to 6 p.m., Monday - Friday
                                       8 a.m. to noon, Saturday

1665 Charleston Road                   10350 Park Meadows Drive
Mountain View, California              Littleton, Colorado
8 a.m. to 5 p.m., Monday - Friday      8:30 a.m. to 5:30 p.m., Monday - Friday

10   American Century Investments                               1-800-345-2021

MINIMUM INITIAL INVESTMENT AMOUNTS

To open an account, the minimum investments are:
--------------------------------------------------------------------------------
Individual or Joint                    $2,500
--------------------------------------------------------------------------------
Traditional IRA                        $1,000
--------------------------------------------------------------------------------
Roth IRA                               $1,000
--------------------------------------------------------------------------------
Education IRA                          $500
--------------------------------------------------------------------------------
UGMA/UTMA                              $2,500
--------------------------------------------------------------------------------
403(b)                                 $1,000(1)
--------------------------------------------------------------------------------
Qualified Retirement Plans             $2,500(2)

(1) For each fund you select for your 403(b) plan, American Century will waive the fund minimum if you make a contribution of at least $50 a month. If your contribution is less than $50 a month, you may make only one fund choice.

(2) The minimum investment requirements may be different for some types of retirement accounts.

REDEMPTIONS

Your redemption proceeds will be calculated using the NET ASSET VALUE (NAV) next determined after we receive your transaction request in good order. Each time you make an investment with American Century, there is a seven-day holding period before you can redeem those shares, unless you provide us with satisfactory proof that your purchased funds have cleared. However, investments by wire require only a one-day holding period.

In addition, we reserve the right to delay delivery of redemption proceeds--up to seven days--or to honor certain redemptions with securities, rather than cash, as described in the next section.

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If, during any 90-day period, you redeem fund shares worth more than $250,000
(or 1% of the value of the fund's assets if that amount is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of in cash. The fund managers would select these securities from the fund's portfolio. A payment in securities can help the fund's remaining shareholders avoid tax liabilities that they might otherwise have incurred had the fund sold securities prematurely to pay the entire redemption amount in cash.

We will value these securities in the same manner as we do in computing the fund's net asset value. We may provide these securities in lieu of cash without prior notice. Also, if payment is made in securities, you may have to pay brokerage or other transaction costs to convert the securities to cash.

If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on the fund and its remaining investors.

REDEMPTION OF SHARES IN LOW-BALANCE ACCOUNTS

If your account balance falls below the minimum initial investment amount, we will notify you and give you 90 days to meet the minimum. If you do not meet the deadline, American Century will redeem the shares in the account and send the proceeds to your address of record.

[left margin]
A fund's NET ASSET VALUE, or NAV, is the price of the fund's shares.

[graphic of pointing finger]
A redemption is the sale of all or a portion of the shares in an account, including those sold as a part of an exchange to another American  Century account.

www.americancentury.com                       American Century Investments   11

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel
it. The fund reserves the right to suspend the offering of shares for a period of time, and to reject any specific investment (including a purchase by exchange). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.

ABUSIVE TRADING PRACTICES

We do not permit market timing or other abusive trading practices in our funds.

Excessive, short-term (market timing) or other abusive trading practices may disrupt portfolio management strategies and harm fund performance. To minimize harm to the fund and its shareholders, we reserve the right to reject any purchase order (including exchanges) from any investor we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to a fund. In making this judgment, we may consider trading done in multiple accounts under common ownership or control.

INVESTING THROUGH FINANCIAL INTERMEDIARIES

If you do business with us through a financial intermediary or a retirement plan, your ability to purchase, exchange and redeem shares will depend on the policies of that entity. Some policy differences may include

*  minimum investment requirements
*  exchange policies
*  fund choices
*  cutoff time for investments

Please contact your financial intermediary or plan sponsor for a complete description of its policies. Copies of the fund's annual report, semiannual report and Statement of Additional Information are available from your intermediary or plan sponsor.

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American
Century's transfer agent. In some circumstances, American Century will pay the service provider a fee for performing those services.

Although fund share transactions may be made directly with American Century at no charge, you also may purchase, redeem and exchange fund shares through financial intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with
American Century or the fund.

The fund has authorized certain financial intermediaries to accept orders on the fund's behalf. American Century has contracts with these intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. Orders must be received by the intermediary on a fund's behalf before the time the net asset value is determined in order to receive that day's share price. If those orders are transmitted to American Century and paid for in accordance with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary.

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[graphic of pointing finger]
Financial intermediaries include banks, broker-dealers, insurance companies and investment advisors.

12   American Century Investments                             1-800-345-2021

SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American Century determines the NAV of the fund as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) on each day the Exchange is open. On days when the Exchange is closed (including certain
U.S. holidays), we do not calculate the NAV. A fund share's NAV is the current value of the fund's assets, minus any liabilities, divided by the number of fund shares outstanding.

The fund's portfolio securities are valued at amortized cost. This means the securities are initially valued at their cost when purchased. After the initial purchase, the difference between the purchase price and the known value at maturity will be reduced at a constant rate until maturity. This valuation will be used regardless of the impact of interest rates on the market value of the security. The Board has adopted procedures to ensure that this type of pricing is fair to the fund's investors.

We will price your purchase, exchange or redemption at the NAV next determined after we receive your transaction request in good order.

DISTRIBUTIONS

Federal tax laws require the fund to make distributions to its investors in order to qualify as a "regulated investment company." Qualification as a regulated investment company means the fund will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by a fund, as well as capital gains realized by a fund on the sale of its investment securities.

The fund declares distributions from net income daily. These distributions are paid on the last business day of each month. The fund declares and pays distributions of net realized CAPITAL GAINS, if any, in the same manner as income distributions. Distributions are reinvested automatically in additional shares unless you choose another option.

Except as described in the next paragraph, you will begin to participate in fund distributions the next business day after your purchase is effective. If you redeem shares, you will receive the distribution declared for the day you redeem.

You will begin to participate in fund distributions on the day your instructions to purchase are received if you

*  notify us of your purchase prior to 11 a.m. Central time AND
*  pay for your purchase by bank wire transfer prior to 3 p.m. Central time on the same day.

Also, we will wire your redemption proceeds to you by the end of the business day if you request your redemption before 11 a.m. Central time.

Participants in employer-sponsored retirement or savings plans must reinvest all distributions. For investors investing through taxable accounts, we will reinvest distributions unless you elect to receive them in cash.

[left margin]
CAPITAL GAINS are increases in the values of capital assets, such as stock, from the time the assets are purchased.

www.americancentury.com                       American Century Investments   13

TAXES

The tax consequences of owning shares of the fund will vary depending on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the fund of dividend and interest income it has received or capital gains it has generated through its investment activities.

Tax-Deferred Accounts

If you purchase fund shares through a tax-deferred account, such as an IRA or a qualified employer-sponsored retirement or savings plan, income and capital gains distributions usually will not be subject to current taxation but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through a tax-deferred account, please consult your plan administrator, your summary plan description or a tax advisor.

Taxable Accounts

If you own fund shares through a taxable account, you may be taxed on your investments if the fund makes distributions or if you sell your fund shares.

Taxability of Distributions

Fund distributions may consist of income earned by the fund from sources such as dividends and interest, or capital gains generated from the sale of fund investments. Distributions of income are taxed as ordinary income. Distributions of capital gains are classified either as short term or long term and are taxed as follows:

Type of Distribution                 Tax Rate for 15% Bracket  Tax Rate for 28% Bracket or Above
------------------------------------------------------------------------------------------------
Short-term capital gains             Ordinary income rate      Ordinary income rate
------------------------------------------------------------------------------------------------
Long-term capital gains (1-5 years)  10%                       20%
------------------------------------------------------------------------------------------------
Long-term capital gains (>5 years)   8%                        20%(1)

(1) The reduced rate for these gains will not begin until 2006 because the security holding period must start after December 31, 2000. Once the security has been held for more than 5 years, the rate will be 18%.

The tax status of any distributions of capital gains is determined by how long the fund held the underlying security that was sold, not by how long you have been invested in the fund or whether you reinvest your distributions in additional shares or take them in cash. American Century will inform you of the tax status of fund distributions for each calendar year in an annual tax mailing
(Form 1099-DIV).

Distributions also may be subject to state and local taxes.

Because everyone's tax situation is unique, you may want to consult your tax professional about federal, state and local tax consequences.

14   American Century Investments                                1-800-345-2021

MULTIPLE CLASS INFORMATION

American Century offers three classes of the fund: Investor Class, Advisor Class and C Class. The shares offered by this Prospectus are Investor Class shares and have no up-front or deferred charges, commissions, or 12b-1 fees.

The other classes have different fees, expenses and/or minimum investment requirements from the Investor Class. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the advisor for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. Different fees and expenses will affect performance. For additional information concerning the other classes of shares not offered by this prospectus, call us at
1-800-345-3533.

You also can contact a sales representative or financial intermediary who offers those classes of shares.

Except as described below, all classes of shares of the fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences between the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting such class; and (d) each class may have different exchange privileges.

www.americancentury.com                      American Century Investments   15

FINANCIAL HIGHLIGHTS

UNDERSTANDING THE FINANCIAL HIGHLIGHTS

The table on the next page itemizes what contributed to the changes in share price during the most recently ended fiscal year. It also shows the changes in share price for this period in comparison to changes over the last five fiscal years.

On a per-share basis, the table includes as appropriate

*  share price at the beginning of the period
*  investment income and capital gains or losses
*  distributions of income and capital gains paid to investors
*  share price at the end of the period

The table also includes some key statistics for the period as appropriate

*  TOTAL RETURN - the overall percentage of return of the fund, assuming the reinvestment of all distributions

*  EXPENSE RATIO - the operating expenses of the fund as a percentage of average net assets

*  NET INCOME RATIO - the net investment income of the fund as a percentage of average net assets

The Financial Highlights for the fiscal years ended February 28, 2001, February
29, 2000 and February 28, 1999 and 1998, have been audited by
PricewaterhouseCoopers LLP, independent accountants. Their Independent
Accountants' Report and the financial  statements are included in the fund's
Annual Report, which is available upon request. The prior year's information was audited by other independent auditors.

16   American Century Investments                                1-800-345-2021

PRIME MONEY MARKET
Investor Class

For a Share Outstanding Throughout the Years Ended February 28 (except as noted)

Per-Share Data

                                                  2001      2000(1)        1999         1998        1997
--------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period             $1.00        $1.00       $1.00        $1.00       $1.00
                                               -------      -------     -------      -------     -------
Income From Investment Operations
   Net Investment Income                          0.06         0.05        0.05         0.05        0.05
                                               -------      -------     -------      -------     -------
Distributions
   From Net Investment Income                   (0.06)       (0.05)      (0.05)       (0.05)      (0.05)
                                               -------      -------     -------      -------     -------
Net Asset Value, End of Period                   $1.00        $1.00       $1.00        $1.00       $1.00
                                               =======      =======     =======      =======     =======
   Total Return(2)                               6.05%        4.92%       5.07%        5.29%       5.04%

Ratios/Supplemental Data
                                                  2001      2000(1)        1999         1998        1997
--------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                            0.60%        0.60%       0.58%        0.50%       0.50%

Ratio of Operating Expenses to Average
Net Assets (Before Expense Waiver)               0.60%        0.60%       0.60%        0.63%       0.63%

Ratio of Net Investment Income to
Average Net Assets                               5.88%        4.81%       4.91%        5.17%       4.92%

Ratio of Net Investment Income to Average
Net Assets (Before Expense Waiver)               5.88%        4.81%       4.89%        5.04%       4.79%

Net Assets, End of Period (in thousands)    $2,875,876   $2,921,825  $2,851,880   $1,417,311  $1,211,990

(1) Year ended February 29, 2000.

(2) Total return assumes reinvestment of dividends and capital gains distributions, if any.

www.americancentury.com                   American Century Investments   17

MORE INFORMATION ABOUT THE FUND IS CONTAINED IN THESE DOCUMENTS.

Annual and Semiannual Reports

Annual and semiannual reports contain more information about the fund's investments and the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period.

Statement of Additional Information (SAI)

The SAI contains a more detailed, legal description of the fund's operations, investment restrictions, policies and  practices. The SAI is incorporated by reference into this Prospectus. This means that it is legally part of this
Prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the fund or your accounts, by contacting American Century at the address or telephone numbers listed below.

You also can get information about the fund (including  the SAI) from the
Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

In person              SEC Public Reference Room
                       Washington, D.C.
                       Call 202-942-8090 for
                       location and hours.

On the Internet        * EDGAR database at www.sec.gov
                       * By email request at publicinfo@sec.gov

By mail                SEC Public Reference Section
                       Washington, D.C. 20549-0102

Investment Company Act File No. 811-7822

                   [american century logo and text logo (reg. sm)]

                           American Century Investments
                               P.O. Box 419200
                        Kansas City, Missouri 64141-6200

                         1-800-345-2021 or 816-531-5575

0107
SH-PRS-25529

Your
AMERICAN CENTURY
prospectus

Prime Money Market Fund

                                                                  ADVISOR CLASS
                                                                   JULY 1, 2001

   THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO
                                     TELLS YOU OTHERWISE IS COMMITTING A CRIME.

                                                               American Century
                                                      Investment Services, Inc.

[american century logo and text logo (reg. sm)]

[left margin]
                  [american century logo and text logo (reg. sm)]
                                American Century
                                  Investments

                                P.O. Box 419385
                                Kansas City, MO
                                   64141-6385

Dear Investor,

Planning and maintaining your investment portfolio is a big job. However, an easy-to-understand Prospectus can make your work a lot less daunting. We hope you'll find this Prospectus easy to understand, and, more importantly, that it gives you confidence in the investment decisions you have made or are soon to make.

As you begin to read this Prospectus, take a look at the table of contents to understand how it is organized. The first four sections take a close-up look at the fund - the fund's investment objectives, strategies and risks.

As you continue to read, the Prospectus will acquaint you with the fund management team and give you an overview about how to invest and manage your account. You'll also find important financial information you'll need to make an informed decision.

Naturally, you may have questions about investing after you read through the
Prospectus. Please contact your investment professional with questions or for more information about our funds.

Sincerely,

/signature/W. Gordon Snyder
W. Gordon Snyder
President, Chief Marketing Officer
American Century Investment Services, Inc.

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Throughout this book you'll find definitions of key investment terms and phrases. When you see a word printed in BLUE ITALICS, look for its definition in the left margin.

[graphic of pointing finger]
This symbol highlights special information and helpful tips.

                                                 American Century Investments

AN OVERVIEW OF THE FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

Prime Money Market seeks to earn the highest level of current income while preserving the value of your investment.

WHAT ARE THE FUND'S PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

The fund invests most of its assets in high-quality DEBT SECURITIES issued by corporations, banks and governments.

Because high-quality debt securities are among the safest securities available, the interest they pay is among the lowest for income-paying securities.
Accordingly, the yield on this fund will likely be lower than funds that invest in longer-term or lower-quality securities.

Investments in debt securities also involve interest rate risk. However, the fund's investments in very short-term debt securities are designed to minimize this risk.

WHO MAY WANT TO INVEST IN THE FUND?

The fund may be a good investment if you are

*  more concerned with preservation of capital than long-term investment performance
*  seeking some current income
*  seeking diversification by investing in a fixed-income mutual fund

WHO MAY NOT WANT TO INVEST IN THE FUND?

The fund may not be a good investment if you are

*  investing for long-term growth
*  looking for the added security of FDIC insurance

[left margin]
DEBT SECURITIES include fixed-income investments such  as notes, bonds, commercial paper and U.S. Treasury securities.

[graphic of pointing finger]
An investment in the fund is not a  bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in it.

2       American Century Investments                             1-800-345-3533

FUND PERFORMANCE HISTORY

PRIME MONEY MARKET FUND

Annual Total Returns(1)

The following bar chart shows the performance of the fund's Advisor Class shares for each full calendar year in the life of the class. It indicates the volatility of the fund's historical returns from year to year.

[data from bar chart]
                            Prime Money Market
2000                             5.76%
1999                             4.51%

(1) As of March 31, 2001, the end of the most recent calendar quarter, Prime
    Money Market's year-to-date return was 1.28%.

The highest and lowest quarterly returns for the period reflected in the bar chart are:

                                Highest                     Lowest
--------------------------------------------------------------------------------
Prime Money Market              1.49% (3Q 2000)             1.04% (2Q 1999)

Average Annual Total Returns

The following table shows the average annual total returns of the fund's Advisor
Class shares for the periods indicated. The benchmark is an unmanaged index that has no  operating costs and is included in the table for performance comparison

For the calendar year ended December 31, 2000    1 year        Life of Fund(1)
--------------------------------------------------------------------------------
Prime Money Market                               5.76%         5.08%
90-day Treasury Bill Index                       5.99%         5.23%(2)

(1) The inception date for Prime Money Market Advisor Class is August 28, 1998

(2) Since August 31, 1998, the date closest to the class's inception for which data are available.

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[graphic of pointing finger]
The performance information on this page is designed to help you see how fund returns can vary. Keep in mind that past performance does not predict how the fund will perform in the future.

[graphic of pointing finger]
For current performance information, including seven-day yield, please call us at 1-800-345-3533 or visit us at www.americancentury.com.

www.americancentury.com                   American Century Investments   3

FEES AND EXPENSES

There are no sales loads, fees or other charges

*  to buy fund shares directly from American Century
*  to reinvest dividends in additional shares
*  to exchange into the Advisor Class shares of other American Century funds
*  to redeem your shares

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund.

ANNUAL OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                      Management     Distribution and           Other          Total Annual Fund
                      Fee(1)         Service (12b-1) Fees(2)    Expenses(3)    Operating Expenses
-----------------------------------------------------------------------------------------------------------
Prime Money Market    0.35%          0.50%                      0.01%          0.86%

(1) Based on expenses incurred by all classes of the fund during the fund's most recent fiscal year. The fund has a stepped fee schedule. As a result, the fund's management fee rate generally decreases as fund assets increase.

(2) The 12b-1 fee is designed to permit investors to purchase Advisor Class shares through broker-dealers, banks, insurance companies and other financial intermediaries. A portion of the fee is used to compensate them for ongoing recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor, and a portion is used to compensate them for distribution and other shareholder services. For more information, see Service and Distribution Fees, page 14.

(3) Other expenses include the fees and expenses of the fund's independent trustees and their legal counsel, as well as interest and portfolio insurance.

EXAMPLE

The examples in the table below are intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
Assuming you . . .

*  invest $10,000 in the fund
*  redeem all of your shares at the end of the periods shown below
*  earn a 5% return each year
*  incur the same operating expenses as shown above

 . . . your cost of investing in the fund would be:

                         1 year       3 years       5 years      10 years
-----------------------------------------------------------------------------
Prime Money Market       $88          $274          $476         $1,057

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[graphic of pointing finger]
When purchasing through a financial intermediary you may be charged a fee.

[graphic of pointing finger]
Use this example to compare the  costs of investing in other funds.  Of course, your actual costs may be higher or lower.

4   American Century Investments                             1-800-345-3533

OBJECTIVES, STRATEGIES AND RISKS

PRIME MONEY MARKET FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

Prime Money Market seeks to earn the highest level of current income while preserving the value of your investment.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVE?

The fund buys HIGH-QUALITY, debt securities. These securities are short-term obligations of banks, governments and corporations that are payable in U.S.
dollars.

Additional information about the fund's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling us.

For more information about the fund's credit quality standards and about credit risk, please see Basics of Fixed-Income Investing beginning on page 6.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

Because high-quality, debt securities are among the safest securities available, the interest they pay is among the lowest for income-paying securities. Accordingly, the yield on this fund will likely be lower than the yield on funds that invest in longer-term or lower-quality securities.

[left margin]
A HIGH-QUALITY debt security is one that has been determined to be in the top two credit quality categories. This can be established in a number of ways.
For example, independent rating agencies may rate the security in their higher rating categories. The fund's advisor also can analyze an unrated security to determine if its credit quality is high enough for investment. Details of the fund's credit quality standards are described in the Statement of Additional
Information.

www.americancentury.com                   American Century Investments   5

BASICS OF FIXED-INCOME INVESTING

DEBT SECURITIES

When a fund buys a debt security, also called a fixed-income security, it is essentially lending money to the security's issuer. Notes, bonds, commercial paper and U.S. Treasury securities are examples of debt securities. After the debt security is first sold by the issuer, it may be bought and sold by other investors. The price of the debt security may rise or fall based on many factors, including changes in interest rates, liquidity and credit quality.

The fund managers decide which debt securities to buy and sell by

* determining which debt securities help a fund meet its maturity requirements
* identifying debt securities that satisfy a fund's credit quality standards
* evaluating current economic conditions and assessing the risk of inflation
* evaluating special features of the debt securities that may make them more or less attractive

WEIGHTED AVERAGE MATURITY

Like most loans, debt securities eventually must be repaid or refinanced at some date. This date is called the maturity date. The number of days left to a debt security's maturity date is called the remaining maturity. The longer a debt security's remaining maturity, generally the more sensitive its price is to changes in interest rates.

Because a bond fund will own many debt securities, the fund managers calculate the average of the remaining maturities of all the debt securities the fund owns to evaluate the interest rate sensitivity of the entire portfolio. This average is weighted according to the size of the fund's individual holdings and is called the WEIGHTED AVERAGE MATURITY. The following chart shows how fund managers would calculate the weighted average maturity for a fund that owned only two debt securities.

                     Amount of       Percent of   Remaining    Weighted
                     Security Owned  Portfolio    Maturity     Maturity
--------------------------------------------------------------------------------
Debt Security A      $100,000        25%          4 years      1 year
--------------------------------------------------------------------------------
Debt Security B      $300,000        75%          12 years     9 years
--------------------------------------------------------------------------------
Weighted Average Maturity                                       10 years

TYPES OF RISK

The basic types of risk the fund faces are described below.

INTEREST RATE RISK

Generally, interest rates and the prices of debt securities move in opposite directions. When interest rates fall, the prices of most debt securities rise;
when interest rates rise, prices fall. Because the fund invests primarily in debt securities, changes in interest rates will affect the fund's performance.
This sensitivity to interest rate changes is called interest rate risk.

The degree to which interest rate changes affect a fund's performance varies and is related to the weighted average maturity of a particular fund. For example, when interest rates rise, you can expect the share value of a long-term bond fund to fall more than that of a short-term bond fund. When rates fall, the opposite is true.

[left margin]
WEIGHTED AVERAGE MATURITY is a tool the fund managers use to approximate the remaining term to maturity of a fund's investment portfolio.

[graphic of pointing finger]
The longer a fund's weighted average maturity, the more sensitive it is to interest rate changes.

6   American Century Investments                               1-800-345-3533

The following table shows the likely effect of a 1% (100 basis points) increase in interest rates on the price of 7% coupon bonds of differing maturities:

Remaining Maturity   Current Price   Price After 1% Increase   Change in Price
-------------------------------------------------------------------------------
1 year               $100.00         $99.06                    -0.94%
-------------------------------------------------------------------------------
3 years              $100.00         $97.38                    -2.62%
-------------------------------------------------------------------------------
10 years             $100.00         $93.20                    -6.80%
-------------------------------------------------------------------------------
30 years             $100.00         $88.69                    -11.31%

CREDIT RISK

Credit risk is the risk that an obligation won't be paid and a loss will result.
A high credit rating indicates a high degree of confidence by the rating organization that the issuer will be able to withstand adverse business, financial or economic conditions and make interest and principal payments on time. Generally, a lower credit rating indicates a greater risk of non-payment.
A lower rating also may indicate that the issuer has a more senior series of debt securities, which means that if the issuer has difficulties making its payments, the more senior series of debt is first in line for payment.

The fund managers do not invest solely on the basis of a debt security's credit rating; they also consider other factors, including potential returns. Higher credit ratings usually mean lower interest rate payments, so investors often purchase debt securities that aren't the highest rated to increase return. If a fund purchases lower-rated debt securities, it assumes additional credit risk.

LIQUIDITY RISK

Debt securities can become difficult to sell, or less liquid, for a variety of reasons, such as lack of an active trading market. The chance that a fund will have difficulty selling its debt securities is called liquidity risk.

The fund engages in a variety of investment techniques as it pursues its investment objective. Each technique has its own characteristics, and may pose some level of risk  to the fund. To learn more about these techniques, you should review the Statement of Additional Information before making an investment.

[left margin}
[graphic of pointing finger}
Credit quality may be lower when the issuer has any of the following

*  a high debt level
*  a short operating history
*  a senior level of debt
*  a difficult, competitive environment
*  a less stable cash flow

[graphic of pointing finger}
The Statement of Additional Information provides a detailed description of these securities ratings.

www.americancentury.com                   American Century Investments   7

MANAGEMENT

WHO MANAGES THE FUND?

The Board of Trustees, investment advisor and fund management team play key roles in the management of the fund.

THE BOARD OF TRUSTEES

The Board of Trustees oversees the management of the fund and meets at least quarterly to review reports about fund operations. Although the Board of
Trustees does not manage the fund, it has hired an investment advisor to do so.
More than two-thirds of the trustees are independent of the fund's advisor; that is, they are not employed by and have no financial interest in the advisor.

THE INVESTMENT ADVISOR

The fund's investment advisor is American Century Investment Management, Inc.
The advisor has been managing mutual funds since 1958 and is headquartered at
4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the fund and directing the purchase and sale of its investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the fund to operate.

For the services it provided to the fund during the most recent fiscal year, the advisor received a unified management fee of 0.35% of the average net assets of the Advisor Class shares of the fund. The rate of the management fee for a fund is determined monthly on a class-by-class basis using a two-step formula that takes into account the fund's strategy (money market, bond or equity) and the total amount of mutual fund assets the advisor manages. The management fee is paid monthly in arrears.

The Statement of Additional Information contains detailed information about the calculation of the management fee. Out of that fee, the advisor paid all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses. A portion of the fund's management fee may be paid by the fund's advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

THE FUND MANAGEMENT TEAM

The advisor uses a team of portfolio managers, assistant portfolio managers and analysts to manage the fund. The team meets regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for the fund as they see fit, guided by the fund's investment objective and strategy.

The portfolio manager who leads the team is identified below:

DENISE TABACCO

Ms. Tabacco, Vice President and Portfolio Manager, has been a member of the team that manages Prime Money Market since May 1996. She joined American
Century in 1988, becoming a member of its portfolio department in 1991. She has a bachelor's  degree in accounting from San Diego State University and an MBA in finance from Golden Gate University.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies contained in the Statement of Additional
Information and the investment objective of the fund may not be changed without shareholder approval. The Board of Trustees may change any other policies and investment strategies.

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[graphic of pointing finger}
CODE OF ETHICS

American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the fund.
Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security within  60 calendar days. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the fund to obtain approval before executing permitted personal trades.

8     American Century Investments                             1-800-345-3533

INVESTING WITH AMERICAN CENTURY

ELIGIBILITY FOR ADVISOR CLASS SHARES

The Advisor Class shares are intended for purchase by participants in employer-sponsored retirement or savings plans and for persons purchasing shares through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative and distribution services.

MINIMUM INITIAL INVESTMENT AMOUNTS

To open an account, the minimum investments are:
--------------------------------------------------------------------------------
Individual or Joint                             $2,500
--------------------------------------------------------------------------------
Traditional IRA                                 $1,000
--------------------------------------------------------------------------------
Roth IRA                                        $1,000
--------------------------------------------------------------------------------
Education IRA                                   $500
--------------------------------------------------------------------------------
UGMA/UTMA                                       $2,500
--------------------------------------------------------------------------------
403(b)                                          $1,000(1)
--------------------------------------------------------------------------------
Qualified Retirement Plans                      $2,500(2)

(1) For each fund you select for your 403(b) plan, American Century will waive the fund minimum if you make a contribution of at least $50 a month. If your contribution is less than $50 a month, you may make only one fund choice.

(2) The minimum investment requirements may be different for some types of retirement accounts.

INVESTING THROUGH FINANCIAL INTERMEDIARIES

If you do business with us through a financial intermediary or a retirement plan, your ability to purchase, exchange and redeem shares will depend on the policies of that entity. Some policy differences may include

* minimum investment requirements
* exchange policies
* fund choices
* cutoff time for investments

Please contact your financial intermediary or plan sponsor for a complete description of its policies. Copies of the fund's annual report, semiannual report and Statement of Additional Information are available from your intermediary or plan sponsor.

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American
Century's transfer agent. In some circumstances, American Century will pay the service provider a fee for performing those services.

Although fund share transactions may be made directly with American Century at no charge, you also may purchase, redeem and exchange fund shares through financial intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with
American Century or the fund.

The fund has authorized certain financial intermediaries to accept orders on the fund's behalf. American Century has contracts with these intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. Orders must be received by the intermediary on a fund's behalf before the time the net asset value is determined in order to receive that day's share price. If those orders are transmitted to American Century and paid for in accordance with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary.

[left margin]
[graphic of pointing finger]
Financial intermediaries include banks, broker-dealers, insurance companies and investment advisors.

www.americancentury.com                   American Century Investments   9

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel
it. The fund reserves the right to suspend the offering of shares for a period of time, and to reject any specific investment (including a purchase by exchange). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.

ABUSIVE TRADING PRACTICES

We do not permit market timing or other abusive trading practices in our funds.

Excessive, short-term (market timing) or other abusive trading practices may disrupt portfolio management strategies and harm fund performance. To minimize harm to the fund and its shareholders, we reserve the right to reject any purchase order (including exchanges) from any investor we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to a fund. In making this judgment, we may consider trading done in multiple accounts under common ownership or control.

YOUR RESPONSIBILITY FOR UNAUTHORIZED TRANSACTIONS

American Century and its affiliated companies use procedures reasonably designed to confirm that telephone, electronic and other instructions are genuine. These procedures include recording telephone calls, requesting personalized security codes or other information, and sending confirmation of transactions. If we follow these procedures, we are not responsible for any losses that may occur due to unauthorized instructions. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.

REDEMPTIONS

Your redemption proceeds will be calculated using the NET ASSET VALUE (NAV) next determined after we receive your transaction request in good order. Each time you make an investment with American Century, there is a seven-day holding period before you can redeem those shares, unless you provide us with satisfactory proof that your purchased funds have cleared. However, investments by wire require only a one-day holding period.

In addition, we reserve the right to delay delivery of redemption proceeds--up to seven days--or to honor certain redemptions with securities, rather than cash, as described in the next section.

[left margin]
A fund's NET ASSET VALUE, or NAV, is the price of the fund's shares.

10   American Century Investments                             1-800-345-3533

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If, during any 90-day period, you redeem fund shares worth more than $250,000
(or 1% of the value of the fund's assets if that amount is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of in cash. The fund managers would select these securities from the fund's portfolio. A payment in securities can help the fund's remaining shareholders avoid tax liabilities that they might otherwise have incurred had the fund sold securities prematurely to pay the entire redemption amount in cash.

We will value these securities in the same manner as we do in computing the fund's net asset value. We may provide these securities in lieu of cash without prior notice. Also, if payment is made in securities, you may have to pay brokerage or other transaction costs to convert the securities to cash.

If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15  days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of  the transaction. This minimizes the effect of the redemption on the fund and its remaining investors.

REDEMPTION OF SHARES IN LOW-BALANCE ACCOUNTS

If your account balance falls below the minimum initial investment amount, we will notify you and give you 90 days to meet the minimum. If you do not meet the deadline, American Century will redeem the shares in the account and send the proceeds to your address of record.

[left margin]
[graphic of pointing finger]
A redemption is the sale of all or a portion of the shares in an account, including those sold as a part of an exchange to another American  Century account.

www.americancentury.com                   American Century Investments   11

SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American Century determines the NAV of the fund as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) on each day the Exchange is open. On days when the Exchange is closed (including certain
U.S. holidays), we do not calculate the NAV. A fund share's NAV is the current value of the fund's assets, minus any liabilities, divided by the number of fund shares outstanding.

The fund's portfolio securities are valued at amortized cost. This means the securities are initially valued at their cost when purchased. After the initial purchase, the difference between the purchase price and the known value at maturity will be reduced at a constant rate until maturity. This valuation will be used regardless of the impact of interest rates on the market value of the security. The Board has adopted procedures to ensure that this type of pricing is fair to the fund's investors.

We will price your purchase, exchange or redemption at the NAV next determined after we receive your transaction request in good order.

DISTRIBUTIONS

Federal tax laws require the fund to make distributions to its investors in order to qualify as a "regulated investment company." Qualification as a regulated investment company means the fund will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by a fund, as well as capital gains realized by a fund on the sale of its investment securities.

The fund declares distributions from net income daily. These distributions are paid on the last business day of each month. The fund declares and pays distributions of net realized CAPITAL GAINS, if any, in the same manner as income distributions. Distributions are reinvested automatically in additional shares unless you choose another option.

Except as described in the next paragraph, you will begin to participate in fund distributions the next business day after your purchase is effective. If you redeem shares, you will receive the distribution declared for the day you redeem.

You will begin to participate in fund distributions on the day your instructions to purchase are received if you

*  notify us of your purchase prior to 11 a.m. Central time AND

*  pay for your purchase by bank wire transfer prior to 3 p.m. Central time on the same day.

Also, we will wire your redemption proceeds to you by the end of the business day if you request your redemption before 11 a.m. Central time.

Participants in employer-sponsored retirement or savings plans must reinvest all distributions. For investors investing through taxable accounts, we will reinvest distributions unless you elect to receive them in cash.

[left margin]
CAPITAL GAINS are increases in the values of capital assets, such as stock, from the time the assets are purchased.

12      American Century Investments                             1-800-345-3533

TAXES

The tax consequences of owning shares of the fund will vary depending on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the fund of dividend and interest income it has received or capital gains it has generated through its investment activities.

Tax-Deferred Accounts

If you purchase fund shares through a tax-deferred account, such as an IRA or a qualified employer-sponsored retirement or savings plan, income and capital gains distributions usually will not be subject to current taxation but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through a tax-deferred account, please consult your plan administrator, your summary plan description or a tax advisor.

Taxable Accounts

If you own fund shares through a taxable account, you may be taxed on your investments if the fund makes distributions or if you sell your fund shares.

Taxability of Distributions

Fund distributions may consist of income earned by the fund from sources such as dividends and interest, or capital gains generated from the sale of fund investments. Distributions of income are taxed as ordinary income. Distributions of capital gains are classified either as short term or long term and are taxed as follows:

Type of Distribution                 Tax Rate for 15% Bracket  Tax Rate for 28% Bracket or Above
------------------------------------------------------------------------------------------------
Short-term capital gains             Ordinary income rate      Ordinary income rate
------------------------------------------------------------------------------------------------
Long-term capital gains (1-5 years)  10%                       20%
------------------------------------------------------------------------------------------------
Long-term capital gains (>5 years)   8%                        20%(1)

(1) The reduced rate for these gains will not begin until 2006 because the security holding period must start after December 31, 2000. Once the security has been held for more than 5 years, the rate will be 18%.

The tax status of any distributions of capital gains is determined by how long the fund held the underlying security that was sold, not by how long you have been invested in the fund or whether you reinvest your distributions in additional shares or take them in cash. American Century will inform you of the tax status of fund distributions for each calendar year in an annual tax mailing
(Form 1099-DIV).

Distributions also may be subject to state and local taxes.

Because everyone's tax situation is unique, you may want to consult your tax professional about federal, state and local tax consequences.

www.americancentury.com                   American Century Investments   13

MULTIPLE CLASS INFORMATION

American Century offers three classes of the fund: Investor Class, Advisor Class and  C Class. The shares offered by this Prospectus are Advisor Class shares and are offered primarily through employer-sponsored retirement plans or through institutions like banks, broker-dealers and insurance companies.

The other classes have different fees, expenses and/or minimum investment requirements from the Advisor Class. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the advisor for core investment advisory services.  Accordingly, the core investment advisory expenses do not vary by class. Different fees and expenses will affect performance.  For additional information concerning the other classes of shares not offered by this prospectus, call us at

*  1-800-345-2021 for Investor Class shares

*  1-800-345-3533 for C Class shares

You also can contact a sales representative or financial intermediary who offers those classes of shares.

Except as described below, all classes of shares of the fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences between the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting such class; and (d) each class may have different exchange privileges.

Service and Distribution Fees

Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay certain expenses associated with the distribution of their shares out of fund assets. The fund's Advisor Class shares have a 12b-1 Plan. Under the Plan, the fund's Advisor Class pays an annual fee of 0.50% of Advisor Class average net assets, half for certain shareholder and administrative services and half for distribution services. The advisor, as paying agent for the fund, pays all or a portion of such fees to the banks, broker-dealers and insurance companies that make such shares available. Because these fees are paid out of the fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges. For additional information about the Plan and its terms, see Multiple Class
Structure - Master Distribution and Shareholder Services Plan in the Statement
of Additional Information.

14   American Century Investments                             1-800-345-3533

FINANCIAL HIGHLIGHTS

UNDERSTANDING THE FINANCIAL HIGHLIGHTS

The table on the next page itemizes what contributed to the changes in share price during the most recently ended fiscal year. It also shows the changes in share price for this period in comparison to changes over the last five fiscal years or less, if the share class is not five years old.

On a per-share basis, the table includes as appropriate

*  share price at the beginning of the period
*  investment income and capital gains or losses
*  distributions of income and capital gains paid to investors
*  share price at the end of the period

The table also includes some key statistics for the period as appropriate

*  TOTAL RETURN - the overall percentage of return of the fund, assuming the reinvestment of all distributions

*  EXPENSE RATIO - the operating expenses of the fund as a percentage of average net assets

*  NET INCOME RATIO - the net investment income of the fund as a percentage of average net assets

The Financial Highlights for the fiscal years ended February 28, 2001, February
29, 2000 and February 28, 1999, have been audited by PricewaterhouseCoopers LLP, independent accountants. Their Independent Accountants' Report and the financial statements are included in the fund's Annual Report, which is available upon request.

www.americancentury.com                   American Century Investments   15

PRIME MONEY MARKET FUND
Advisor Class

For a Share Outstanding Throughout the Years Ended February 28 (except as noted

Per-Share Data
                                                          2001        2000(1)        1999(2)
---------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                     $1.00          $1.00          $1.00
                                                       -------        -------        -------
Income From Investment Operations
   Net Investment Income                                  0.06           0.05           0.02
                                                       -------        -------        -------
Distributions
   From Net Investment Income                           (0.06)         (0.05)         (0.02)
                                                       -------        -------        -------
Net Asset Value, End of Period                           $1.00          $1.00          $1.00
                                                       =======        =======        =======
   Total Return(3)                                       5.79%          4.66%          2.31%

Ratios/Supplemental Data
                                                          2001        2000(1)        1999(2)
-----------------------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets        0.85%          0.85%       0.85%(4)

Ratio of Net Investment Income to Average Net Assets     5.63%          4.56%       4.53%(4)

Net Assets, End of Period (in thousands)                $7,784         $4,799         $3,215

(1) Year ended February 29, 2000.

(2) August 28, 1998 (commencement of sale) through February 28, 1999.

(3) Total return assumes reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(4)  Annualized.

16   American Century Investments                             1-800-345-3533

PERFORMANCE INFORMATION OF OTHER CLASS

The following financial information is provided to show the performance of the fund's original class of shares. This class, the Investor Class, has a total expense ratio that is 0.25% lower than the Advisor Class. If the Advisor Class had existed during the periods presented, its performance would have been lower because of the additional expense.

The table on the next page itemizes what contributed to the changes in the
Investor Class share price during the most recently ended fiscal year. It also shows the changes in share price for this period in comparison to changes over the last five fiscal years.

On a per-share basis, the table includes as appropriate

*  share price at the beginning of the period
*  investment income and capital gains or losses
*  distributions of income and capital gains paid to investors
*  share price at the end of the period

The table also includes some key statistics for the period as appropriate

*  TOTAL RETURN - the overall percentage of return of the fund, assuming the reinvestment of all distributions

*  EXPENSE RATIO - the operating expenses of the fund as a percentage of average net assets

*  NET INCOME RATIO - the net investment income of the fund as a percentage of average net assets

The Financial Highlights for the fiscal years ended February 28, 2001, February
29, 2000, February 28, 1999 and 1998, have been audited by
PricewaterhouseCoopers LLP,  independent accountants. Their Independent
Accountants' Report and the financial  statements are included in the fund's
Annual Report, which is available upon request. The prior year's information was audited by other independent auditors.

www.americancentury.com                   American Century Investments   17

PRIME MONEY MARKET
Investor Class

For a Share Outstanding Throughout the Years Ended February 28 (except as noted

Per-Share Data

                                                  2001      2000(1)        1999         1998        1997
--------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period             $1.00        $1.00       $1.00        $1.00       $1.00
                                               -------      -------     -------      -------     -------
Income From Investment Operations
   Net Investment Income                          0.06         0.05        0.05         0.05        0.05
                                               -------      -------     -------      -------     -------
Distributions
   From Net Investment Income                   (0.06)       (0.05)      (0.05)       (0.05)      (0.05)
                                               -------      -------     -------      -------     -------
Net Asset Value, End of Period                   $1.00        $1.00       $1.00        $1.00       $1.00
                                               =======      =======     =======      =======     =======
   Total Return(2)                               6.05%        4.92%       5.07%        5.29%       5.04%

Ratios/Supplemental Data
                                                  2001      2000(1)        1999         1998        1997
--------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                            0.60%        0.60%       0.58%        0.50%       0.50%

Ratio of Operating Expenses to Average
Net Assets (Before Expense Waiver)               0.60%        0.60%       0.60%        0.63%       0.63%

Ratio of Net Investment Income to
Average Net Assets                               5.88%        4.81%       4.91%        5.17%       4.92%

Ratio of Net Investment Income to Average
Net Assets (Before Expense Waiver)               5.88%        4.81%       4.89%        5.04%       4.79%

Net Assets, End of Period (in thousands)    $2,875,876   $2,921,825  $2,851,880   $1,417,311  $1,211,990

(1) Year ended February 29, 2000.

(2) Total return assumes reinvestment of dividends and capital gains distributions, if any.

18   American Century Investments                             1-800-345-3533

NOTES

www.americancentury.com                   American Century Investments   19

NOTES

20   American Century Investments                             1-800-345-3533

NOTES

www.americancentury.com                   American Century Investments   21

MORE INFORMATION ABOUT THE FUND IS CONTAINED IN THESE DOCUMENTS.

Annual and Semiannual Reports

Annual and semiannual reports contain more information about the fund's investments and the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period.

Statement of Additional Information (SAI)

The SAI contains a more detailed, legal description of the fund's operations, investment restrictions, policies and  practices. The SAI is incorporated by reference into this Prospectus. This means that it is legally part of this
Prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the fund or your accounts, by contacting American Century at the address or telephone numbers listed below.

You also can get information about the fund (including the SAI) from the
Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

In person              SEC Public Reference Room
                       Washington, D.C.
                       Call 202-942-8090 for
                       location and hours.

On the Internet        * EDGAR database at www.sec.gov
                       * By email request at publicinfo@sec.gov

By mail                SEC Public Reference Section
                       Washington, D.C. 20549-0102

Investment Company Act File No. 811-7822

                   [american century logo and text logo (reg. sm)]

                           American Century Investments
                               P.O. Box 419385
                        Kansas City, Missouri 64141-6385

                         1-800-345-3533 or 816-531-5575

0107
SH-PRS-25530

Your
AMERICAN CENTURY
prospectus

Prime Money Market Fund

                                                                        C CLASS
                                                                   JULY 1, 2001

   THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO
                                     TELLS YOU OTHERWISE IS COMMITTING A CRIME.

                                                               American Century
                                                      Investment Services, Inc.
[american century logo and text logo (reg. sm)]

[left margin]
                  [american century logo and text logo (reg. sm)]
                                American Century
                                  Investments

                                P.O. Box 419385
                                Kansas City, MO
                                   64141-6385

Dear Investor,

Planning and maintaining your investment portfolio is a big job. However, an easy-to-understand Prospectus can make your work a lot less daunting. We hope you'll find this Prospectus easy to understand, and, more importantly, that it gives you confidence in the investment decisions you have made or are soon to make.

As you begin to read this Prospectus, take a look at the table of contents to understand how it is organized. The first four sections take a close-up look at the fund - the fund's investment objectives, strategies and risks.

As you continue to read, the Prospectus will acquaint you with the fund management team and give you an overview about how to invest and manage your account. You'll also find important financial information you'll need to make an informed decision.

Naturally, you may have questions about investing after you read through the
Prospectus. Please contact your investment professional with questions or for more information about our funds.

Sincerely,

/signature/W. Gordon Snyder

W. Gordon Snyder
President, Chief Marketing Officer
American Century Investment Services, Inc.

An Overview of the Fund                                                     2
Fund Performance History                                                    3
Fees and Expenses                                                           4
Objectives, Strategies and Risks                                            5
Basics of Fixed-Income Investing                                            6
Management                                                                  8
Investing with American Century                                            10
Share Price and Distributions                                              13
Taxes                                                                      14
Multiple Class Information                                                 15
Performance Information of Other Class                                     16

[left margin]
Throughout this book you'll find definitions of key investment terms and phrases. When you see a word printed in BLUE ITALICS, look for its definition in the left margin.

[graphic of pointing finger]
This symbol highlights special information and helpful tips.

                                                 American Century Investments

AN OVERVIEW OF THE FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

Prime Money Market seeks to earn the highest level of current income while preserving the value of your investment.

WHAT ARE THE FUND'S PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

The fund invests most of its assets in high-quality DEBT SECURITIES issued by corporations, banks and governments.

Because high quality debt securities are among the safest securities available, the interest they pay is among the lowest for income-paying securities.
Accordingly, the yield on this fund will likely be lower than funds that invest in longer-term or lower-quality securities.

Investments in debt securities also involve interest rate risk. However, the fund's investments in very short-term debt securities are designed to minimize this risk.

WHO MAY WANT TO INVEST IN THE FUND?

The fund may be a good investment if you are

*  more concerned with preservation of capital than long-term investment performance
*  seeking some current income
*  seeking diversification by investing in a fixed-income mutual fund

WHO MAY NOT WANT TO INVEST IN THE FUND?

The fund may not be a good investment if you are

*  investing for long-term growth
*  looking for the added security of FDIC insurance

[left margin]
DEBT SECURITIES include fixed-income investments such  as notes, bonds, commercial paper and U.S. Treasury securities.

[graphic of pointing finger]
An investment in the fund is not a  bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share it is possible to lose money by investing in it.

2      American Century Investments                             1-800-345-3533

FUND PERFORMANCE HISTORY

PRIME MONEY MARKET FUND

When the C Class of the fund has investment results for a full calendar year, this section will feature charts that show

*  Annual Total Returns
*  Highest and Lowest Quarterly Returns
*  Average Annual Total Returns, including a comparison of these returns to a benchmark index for the C Class of the fund

The performance of the fund's Investor Class shares for each full calendar year in the life of the fund is shown below.(1)

[data from bar chart]
                            Prime Money Market
2000                             6.02%
1999                             4.77%
1998                             5.18%
1997                             5.26%
1996                             5.09%
1995                             5.70%
1994                             4.47%

(1) If the C Class had existed during the periods presented, its performance would have been substantially similar to that of the Investor Class because each represents an investment in the same portfolio of securities.
    However, performance of the C Class would have been lower because of its higher expense ratio.

[left margin]
[graphic of pointing finger]
The performance information on this page is designed to help you see how fund returns can vary. Keep in mind that past performance does not predict how the fund will perform in the future.

[graphic of pointing finger]
For current performance information, including seven-day yield, please call us at 1-800-345-3533 or visit us at www.americancentury.com.

www.americancentury.com                    American Century Investments   3

FEES AND EXPENSES

There are no sales loads, fees or other charges

* to buy fund shares directly from American Century
* to reinvest dividends in additional shares
* to exchange into the C Class shares of other American Century funds
* to redeem your shares after you have held them for 18 months

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (load)(as a percentage of net asset value) 0.75%(1)

(1) The deferred sales charge is contingent on the length of time you have owned your shares. The charge is 0.75% in the first year after purchase, declines ratably over the next six months, and is eliminated thereafter.

ANNUAL OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                    Management  Distribution and         Other         Total Annual Fund
                    Fee(1)      Service (12b-1) Fees(2)  Expenses(3)   Operating Expenses
-----------------------------------------------------------------------------------------
Prime Money Market  0.60%       0.75%                    0.01%         1.36%

(1) Based on expenses incurred by all classes of the fund during the fund's most recent fiscal year. The fund has a stepped fee schedule. As a result, the fund's management fee rate generally decreases as fund assets increase.

(2) The 12b-1 fee is designed to permit investors to purchase C Class shares through broker-dealers, banks, insurance companies and other financial intermediaries. A portion of the fee is used to compensate them for ongoing individual shareholder and administrative services, and a portion is used to compensate them for distribution services. For more information, see Service and Distribution Fees, page 15.

(3) Other expenses include the fees and expenses of the fund's independent trustees and their legal counsel, as well as interest and portfolio insurance.

EXAMPLE

The examples in the table below are intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
Assuming you . . .

* invest $10,000 in the fund
* redeem all of your shares at the end of the periods shown below
* earn a 5% return each year
* incur the same operating expenses as shown above

 ...your cost of investing in the fund would be:

                          1 year         3 years        5 years          10 years
----------------------------------------------------------------------------------
Prime Money Market        $216           $429           $741             $1,625

You would pay the following expenses if you did not redeem your shares.

                          1 year         3 years        5 years          10 years
----------------------------------------------------------------------------------
Prime Money Market        $138           $429           $741             $1,625

[left margin]
[graphic of pointing finger]
When purchasing through a financial intermediary you may be charged a fee.

[graphic of pointing finger]
Use this example to compare the costs of investing in other funds. Of course, your actual costs may be higher or lower.

4   American Century Investments                             1-800-345-3533

OBJECTIVES, STRATEGIES AND RISKS

PRIME MONEY MARKET FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

Prime Money Market seeks to earn the highest level of current income while preserving the value of your investment.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVE?

The fund buys HIGH-QUALITY, debt securities. These securities are short-term obligations of banks, governments and corporations that are payable in U.S.
dollars.

Additional information about the fund's investments is available in its annual and  semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling us.

For more information about the fund's credit quality standards and about credit risk, please see Basics of Fixed-Income Investing beginning on page 6.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

Because high-quality, debt securities are among the safest securities available, the  interest they pay is among the lowest for income-paying securities.
Accordingly, the  yield on this fund will likely be lower than the yield on funds that invest in longer-term  or lower-quality securities.

A HIGH-QUALITY debt security is one that has been determined to be in the top two credit quality categories. This can be established in a number of ways. For example, independent rating  agencies may rate the security in their higher rating categories. The fund's advisor also can analyze an unrated security to determine if its credit quality is high enough for investment. Details of the fund's credit quality standards are described in the Statement of Additional
Information.

www.americancentury.com                   American Century Investments   5

BASICS OF FIXED-INCOME INVESTING

DEBT SECURITIES

When a fund buys a debt security, also called a fixed-income security, it is essentially lending money to the security's issuer. Notes, bonds, commercial paper and U. S. Treasury securities are examples of debt securities. After the debt security is first sold by the issuer, it may be bought and sold by other investors. The price of the debt security may rise or fall based on many factors, including changes in interest rates, liquidity and credit quality.

The fund managers decide which debt securities to buy and sell by

* determining which debt securities help a fund meet its maturity requirements
* identifying debt securities that satisfy a fund's credit quality standards
* evaluating current economic conditions and assessing the risk of inflation
* evaluating special features of the debt securities that may make them more or less attractive

WEIGHTED AVERAGE MATURITY

Like most loans, debt securities eventually must be repaid or refinanced at some date. This date is called the maturity date. The number of days left to a debt security's maturity date is called the remaining maturity. The longer a debt security's remaining maturity, generally the more sensitive its price is to changes in interest rates.

Because a bond fund will own many debt securities, the fund managers calculate the average of the remaining maturities of all the debt securities the fund owns to evaluate the interest rate sensitivity of the entire portfolio. This average is weighted according to the size of the fund's individual holdings and is called the WEIGHTED AVERAGE MATURITY. The following chart shows how fund managers would calculate the weighted average maturity for a fund that owned only two debt securities.

                    Amount of         Percent of   Remaining     Weighted
                    Security Owned    Portfolio    Maturity      Maturity
---------------------------------------------------------------------------
Debt Security A     $100,000          25%          4 years       1 year
---------------------------------------------------------------------------
Debt Security B     $300,000          75%          12 years      9 years
----------------------------------------------------------------------------
Weighted Average Maturity                                        10 years

TYPES OF RISK

The basic types of risk the fund faces are described below.

INTEREST RATE RISK

Generally, interest rates and the prices of debt securities move in opposite directions. When interest rates fall, the prices of most debt securities rise;
when interest rates rise, prices fall. Because the fund invests primarily in debt securities, changes in interest rates will affect the fund's performance.
This sensitivity to interest rate changes is called interest rate risk.

The degree to which interest rate changes affect a fund's performance varies and is related to the weighted average maturity of a particular fund. For example, when interest rates rise, you can expect the share value of a long-term bond fund to fall more than that of a short-term bond fund. When rates fall, the opposite is true.

[left margin]
WEIGHTED AVERAGE MATURITY is a tool the fund managers use to approximate the remaining term to maturity of a fund's investment portfolio.

[graphic of pointing finger]
The longer a fund's weighted average maturity, the more sensitive it is to interest rate changes.

6   American Century Investments                              1-800-345-3533

The following table shows the likely effect of a 1% (100 basis points) increase in interest rates on the price of 7% coupon bonds of differing maturities:

Remaining Maturity  Current Price  Price After 1% Increase   Change in Price
-------------------------------------------------------------------------------
1 year              $100.00        $99.06                    -0.94%
-------------------------------------------------------------------------------
3 years             $100.00        $97.38                    -2.62%
-------------------------------------------------------------------------------
10 years            $100.00        $93.20                    -6.80%
-------------------------------------------------------------------------------
30 years            $100.00        $88.69                    -11.31%

CREDIT RISK

Credit risk is the risk that an obligation won't be paid and a loss will result.
A high credit rating indicates a high degree of confidence by the rating organization that the issuer will be able to withstand adverse business, financial or economic conditions and make interest and principal payments on time. Generally, a lower credit rating indicates a greater risk of non-payment.
A lower rating also may indicate that the issuer has a more senior series of debt securities, which means that if the issuer has difficulties making its payments, the more senior series of debt is first in line for payment.

The fund managers do not invest solely on the basis of a debt security's credit rating; they also consider other factors, including potential returns. Higher credit ratings usually mean lower interest rate payments, so investors often purchase debt securities that aren't the highest rated to increase return. If a fund purchases lower-rated debt securities, it assumes additional credit risk.

LIQUIDITY RISK

Debt securities can become difficult to sell, or less liquid, for a variety of reasons, such as lack of an active trading market. The chance that a fund will have difficulty selling its debt securities is called liquidity risk.

The fund engages in a variety of investment techniques as it pursues its investment  objective. Each technique has its own characteristics and may pose some level of risk to the fund. To learn more about these techniques, you should review the Statement of  Additional Information before making an investment.

[left margin}
[graphic of pointing finger}
Credit quality may be lower when the issuer has any of the following

* a high debt level
* a short operating history
* a senior level of debt
* a difficult, competitive environment
* a less stable cash flow

[graphic of pointing finger}
The Statement of Additional Information provides a detailed description of these securities ratings.

www.americancentury.com                   American Century Investments   7

MANAGEMENT

WHO MANAGES THE FUND?

The Board of Trustees, investment advisor and fund management team play key roles in the management of the fund.

THE BOARD OF TRUSTEES

The Board of Trustees oversees the management of the fund and meets at least quarterly to review reports about fund operations. Although the Board of
Trustees does not manage the fund, it has hired an investment advisor to do so.
More than two-thirds of the trustees are independent of the fund's advisor; that is, they are not employed by and have no financial interest in the advisor.

THE INVESTMENT ADVISOR

The fund's investment advisor is American Century Investment Management, Inc.
The advisor has been managing mutual funds since 1958 and is headquartered at
4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the fund and directing the purchase and sale of its investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the fund to operate.

For the services it provides to the fund, the advisor receives a unified management fee based on a percentage of the average net assets of the C Class shares of the fund. The  rate of the management fee for a fund is determined monthly on a class-by-class basis using a two-step formula that takes into account the fund's strategy (money market, bond or equity) and the total amount of mutual fund assets the advisor manages. The management fee is paid monthly in arrears.

The Statement of Additional Information contains detailed information about the calculation of the management fee. Out of that fee, the advisor pays all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses. A portion of the fund's management fee may be paid by the fund's advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

The fund was not in operation for the fiscal year ended February 28, 2001. The fund  will pay the advisor a unified management fee calculated by adding the appropriate Investment Category and Complex Fees from the following schedules.

Investment Category Fee Schedule            Complex Fee Schedule (C Class)
Category Assets          Fee Rate           Complex Assets            Fee Rate
First $1 billion         0.3700%            First $2.5 billion        0.3100%
Next $1 billion          0.3270%            Next $7.5 billion         0.3000%
Next $3 billion          0.2860%            Next $15 billion          0.2985%
Next $5 billion          0.2690%            Next $25 billion          0.2970%
Next $15 billion         0.2580%            Next $50 billion          0.2960%
Next $25 billion         0.2575%            Next $100 billion         0.2950%
Thereafter               0.2570%            Next $100 billion         0.2940%
                                            Next $200 billion         0.2930%
                                            Next $250 billion         0.2920%
                                            Next $500 billion         0.2910%
                                            Thereafter                0.2900%

8   American Century Investments                             1-800-345-3533

THE FUND MANAGEMENT TEAM

The advisor uses a team of portfolio managers, assistant portfolio managers and analysts to manage the fund. The team meets regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for the fund as they see fit, guided by the fund's investment objective and strategy.

The portfolio manager who leads the team is identified below:

DENISE TABACCO

Ms. Tabacco, Vice President and Portfolio Manager, has been a member of the team that manages Prime Money Market since May 1996. She joined American Century in
1988, becoming a member of its portfolio department in 1991. She has a bachelor's  degree in accounting from San Diego State University and an MBA in finance from Golden Gate University.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies contained in the Statement of Additional
Information and the investment objective of the fund may not be changed without shareholder approval. The Board of Trustees may change any other policies and investment strategies.

[left margin}
[graphic of pointing finger}
CODE OF ETHICS

American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the fund.
Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security within  60 calendar days. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the fund to obtain approval before executing permitted personal trades.

www.americancentury.com                   American Century Investments   9

INVESTING WITH AMERICAN CENTURY

ELIGIBILITY FOR C CLASS SHARES

The C Class shares are intended for purchase by participants in employer-sponsored retirement or savings plans and for persons purchasing shares through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative, shareholder and distribution services.

MINIMUM INITIAL INVESTMENT AMOUNTS

To open an account, the minimum investments are:
--------------------------------------------------------------------------------
Individual or Joint                   $2,500
--------------------------------------------------------------------------------
Traditional IRA                       $1,000
--------------------------------------------------------------------------------
Roth IRA                              $1,000
--------------------------------------------------------------------------------
Education IRA                         $500
--------------------------------------------------------------------------------
UGMA/UTMA                             $2,500
--------------------------------------------------------------------------------
403(b)                                $1,000(1)
--------------------------------------------------------------------------------
Qualified Retirement Plans            $2,500(2)

(1) For each fund you select for your 403(b) plan, American Century will waive the fund minimum if you make a contribution of at least $50 a month. If your contribution is less than $50 a month, you may make only one fund choice.

(2) The minimum investment requirements may be different for some types of retirement accounts.

INVESTING THROUGH FINANCIAL INTERMEDIARIES

If you do business with us through a financial intermediary or a retirement plan, your ability to purchase, exchange and redeem shares will depend on the policies of that entity. Some policy differences may include

* minimum investment requirements
* exchange policies
* fund choices
* cutoff time for investments

Please contact your financial intermediary or plan sponsor for a complete description of its policies. Copies of the fund's annual report, semiannual report and Statement of Additional Information are available from your intermediary or plan sponsor.

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American
Century's transfer agent. In some circumstances, American Century will pay the service provider a fee for performing those services.

Although fund share transactions may be made directly with American Century at no charge, you also may purchase, redeem and exchange fund shares through financial intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with
American Century or the fund.

The fund has authorized certain financial intermediaries to accept orders on the fund's behalf. American Century has contracts with these intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. Orders must be received by the intermediary on a fund's behalf before the time the net asset value is determined in order to receive that day's share price. If those orders are transmitted to American Century and paid for in accordance with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary.

[left margin]
[graphic of pointing finger]
Financial intermediaries include banks, broker-dealers, insurance companies and investment advisors.

10   American Century Investments                             1-800-345-3533

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel
it. The fund reserves the right to suspend the offering of shares for a period of time, and to reject any specific investment (including a purchase by exchange). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.

ABUSIVE TRADING PRACTICES

We do not permit market timing or other abusive trading practices in our funds.

Excessive, short-term (market timing) or other abusive trading practices may disrupt portfolio management strategies and harm fund performance. To minimize harm to the fund and its shareholders, we reserve the right to reject any purchase order (including exchanges) from any investor who we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to a fund. In making this judgment, we may consider trading done in multiple accounts under common ownership or control.

YOUR RESPONSIBILITY FOR UNAUTHORIZED TRANSACTIONS

American Century and its affiliated companies use procedures reasonably designed to confirm that telephone, electronic and other instructions are genuine. These procedures include recording telephone calls, requesting personalized security codes or other information, and sending confirmation of transactions. If we follow these procedures, we are not responsible for any losses that may occur due to unauthorized instructions. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.

REDEMPTIONS

Your redemption proceeds will be calculated using the NET ASSET VALUE (NAV) next determined after we receive your transaction request in good order. Each time you make an investment with American Century, there is a seven-day holding period before you can redeem those shares, unless you provide us with satisfactory proof that your purchase funds have cleared. However, investments by wire require only a one-day holding period.

In addition, we reserve the right to delay delivery of redemption proceeds--up to seven days--or to honor certain redemptions with securities, rather than cash, as described in the next section.

[left margin]
A fund's NET ASSET VALUE, or NAV, is the price of the fund's shares.

www.americancentury.com                   American Century Investments   11

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If, during any 90-day period, you redeem fund shares worth more than $250,000
(or 1% of the value of the fund's assets if that amount is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of in cash. The fund managers would select these securities from the fund's portfolio. A payment in securities can help the fund's remaining shareholders avoid tax liabilities that they might otherwise have incurred had the fund sold securities prematurely to pay the entire redemption amount in cash.

We will value these securities in the same manner as we do in computing the fund's net asset value. We may provide these securities in lieu of cash without prior notice. Also, if payment is made in securities, you may have to pay brokerage or other transaction costs to convert the securities to cash.

If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on the fund and its remaining investors.

REDEMPTION OF SHARES IN LOW-BALANCE ACCOUNTS

If your account balance falls below the minimum initial investment amount, we will notify you and give you 90 days to meet the minimum. If you do not meet the deadline, American Century will redeem the shares in the account and send the proceeds to your address of record.

EXCHANGES BETWEEN FUNDS

You may exchange C Class shares of the fund for C Class shares of any other
American Century fund. You may not exchange from the C Class to any other class.
We will not charge a Contingent Deferred Sales Charge (CDSC) on the shares you exchange, regardless of the length of time you have owned them. When you do redeem shares that have been exchanged, the CDSC will be based on the date you purchased the original shares.

[left margin]
[graphic of pointing finger]
A redemption is the sale of all or a portion of the shares in an account, including those sold as a part of an exchange to another American Century account.

12   American Century Investments                             1-800-345-3533

SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American Century determines the NAV of the fund as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) on each day the Exchange is open. On days when the Exchange is closed (including certain
U.S. holidays), we do not calculate the NAV. A fund share's NAV is the current value of the fund's assets, minus any liabilities, divided by the number of fund shares outstanding.

The fund's portfolio securities are valued at amortized cost. This means the securities are initially valued at their cost when purchased. After the initial purchase, the difference between the purchase price and the known value at maturity will be reduced at a constant rate until maturity. This valuation will be used regardless of the impact of interest rates on the market value of the security. The Board has adopted procedures to ensure that this type of pricing is fair to the fund's investors.

We will price your purchase, exchange or redemption at the NAV next determined after we receive your transaction request in good order.

DISTRIBUTIONS

Federal tax laws require the fund to make distributions to its investors in order to qualify as a "regulated investment company."
Qualification as a regulated investment company means the fund will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by a fund, as well as CAPITAL GAINS realized by a fund on the sale of its investment securities.

The fund declares distributions from net income daily. These distributions are paid  on the last business day of each month. The fund declares and pays distributions of net realized capital gains, if any, in the same manner as income distributions. Distributions are reinvested automatically in additional shares unless you choose another option.

Except as described in the next paragraph, you will begin to participate in fund distributions the next business day after your purchase is effective. If you redeem shares, you will receive the distribution declared for the day you redeem.

You will begin to participate in fund distributions on the day your instructions to purchase are received if you

*  notify us of your purchase prior to 11 a.m. Central time AND
*  pay for your purchase by bank wire transfer prior to 3 p.m. Central time on the same day.

Participants in employer-sponsored retirement or savings plans must reinvest all distributions. For investors investing through taxable accounts, we will reinvest distributions unless you elect to receive them in cash.

[left margin]
CAPITAL GAINS are increases in the values of capital assets, such as stock, from the time the assets are purchased.

www.americancentury.com                   American Century Investments

TAXES

The tax consequences of owning shares of the fund will vary depending on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the fund of dividend and interest income it has received or capital gains it has generated through its investment activities.

Tax-Deferred Accounts

If you purchase fund shares through a tax-deferred account, such as an IRA or a qualified employer-sponsored retirement or savings plan, income and capital gains  distributions usually will not be subject to current taxation but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through a tax-deferred account, please consult your plan administrator, your summary plan description or a tax advisor.

Taxable Accounts

If you own fund shares through a taxable account, you may be taxed on your investments if the fund makes distributions or if you sell your fund shares.

Taxability of Distributions

Fund distributions may consist of income earned by the fund from sources such as dividends and interest, or capital gains generated from the sale of fund investments. Distributions of income are taxed as ordinary income. Distributions of capital gains are classified either as short term or long term and are taxed as follows:

Type of Distribution         Tax Rate for 15% Bracket   Tax Rate for 28% Bracket or Above
--------------------------------------------------------------------------------
Short-term capital gains     Ordinary income rate     Ordinary income rate
--------------------------------------------------------------------------------
Long-term capital gains (1-5 years)  10%              20%
--------------------------------------------------------------------------------
Long-term capital gains (>5 years)  8%                20%(1)

(1) The reduced rate for these gains will not begin until 2006 because the security holding period must start after December 31, 2000. Once the security has been held for more than 5 years, the rate will be 18%.

The tax status of any distributions of capital gains is determined by how long the fund held the underlying security that was sold, not by how long you have been invested in the fund or whether you reinvest your distributions in additional shares or take them in cash. American Century will inform you of the tax status of fund distributions for each calendar year in an annual tax mailing
(Form 1099-DIV).

Distributions also may be subject to state and local taxes.

Because everyone's tax situation is unique, you may want to consult your tax professional about federal, state and local tax consequences.

14   American Century Investments                             1-800-345-3533

MULTIPLE CLASS INFORMATION

American Century offers three classes of the fund: Investor Class, Advisor Class and  C Class. The shares offered by this Prospectus are C Class shares and are offered primarily through employer-sponsored retirement plans, or through institutions like banks, broker-dealers and insurance companies.

The other classes have different fees, expenses and/or minimum investment requirements from the C Class. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the advisor for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. Different fees and expenses will affect performance. For additional information concerning the other classes of shares not offered by this Prospectus, call us at

*  1-800-345-2021 for Investor Class shares
*  1-800-345-3533 for Advisor Class shares

You also can contact a sales representative or financial intermediary who offers those classes of shares.

Except as described below, all classes of shares of the fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only  differences between the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting that class; and (d) each class may have different exchange privileges.

CONTINGENT DEFERRED SALES CHARGE

If you sell C Class shares within 18 months of purchasing them, you will pay a
Contingent Deferred Sales Charge (CDSC). The charge is 0.75% in the first year after purchase, declines ratably over the next six months, and is eliminated thereafter in accordance with the following chart:

   After 13 months 0.625%
   After 14 months 0.500%
   After 15 months 0.375%
   After 16 months 0.250%
   After 17 months 0.125%
   After 18 months 0.000%

The CDSC is calculated from your date of purchase, and will not be charged on shares acquired through reinvestment of dividends or distributions, increases in the net asset value of shares, or exchanges into the C Class of other American
Century funds. We will redeem shares not subject to the CDSC first, and other shares will be redeemed in the order they were purchased.

SERVICE AND DISTRIBUTION FEES

Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay certain expenses associated with the distribution of their shares out of fund assets. The fund's C Class shares have a 12b-1 Plan. Under the Plan, the fund's C Class pays an annual fee of 0.75% of C Class average net assets, 0.25%
for certain individual shareholder and administrative services and 0.50% for distribution services. The advisor, as paying agent for the fund, pays all or a portion of such fees to the banks, broker-dealers and insurance companies that make C Class shares available. Because these fees are paid out of the fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. For additional  information about the Plan and its terms, see Multiple Class
Structure - Master  Distribution and Shareholder Services Plan in the Statement
of Additional Information.

www.americancentury.com                   American Century Investments   15

PERFORMANCE INFORMATION OF OTHER CLASS

The following financial information is provided to show the performance of the fund's original class of shares. This class, the Investor Class, has a total expense ratio that is 0.75% lower than the C Class. If the C Class had existed during the periods presented, its performance would have been lower because of the additional expense.

The table on the next page itemizes what contributed to the changes in the
Investor Class share price during the most recently ended fiscal year. It also shows the changes in share price for this period in comparison to changes over the last five fiscal years.

On a per-share basis, the table includes as appropriate

*  share price at the beginning of the period
*  investment income and capital gains or losses
*  distributions of income and capital gains paid to investors
*  share price at the end of the period

The table also includes some key statistics for the period as appropriate

*  TOTAL RETURN - the overall percentage of return of the fund, assuming the reinvestment of all distributions

*  EXPENSE RATIO - the operating expenses of the fund as a percentage of average net assets

*  NET INCOME RATIO - the net investment income of the fund as a percentage of average net assets

The Financial Highlights for the fiscal years ended February 28, 2001, February
29, 2000, February 28, 1999 and 1998, have been audited by
PricewaterhouseCoopers LLP, independent accountants. Their Independent
Accountants' Report and the financial statements are included in the fund's
Annual Report, which is available upon request. The prior year's information was audited by other independent auditors.

16   American Century Investments                             1-800-345-3533

PRIME MONEY MARKET
Investor Class

For a Share Outstanding Throughout the Years Ended February 28 (except as noted

Per-Share Data

                                                  2001      2000(1)        1999         1998        1997
--------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period             $1.00        $1.00       $1.00        $1.00       $1.00
                                               -------      -------     -------      -------     -------
Income From Investment Operations
   Net Investment Income                          0.06         0.05        0.05         0.05        0.05
                                               -------      -------     -------      -------     -------
Distributions
   From Net Investment Income                   (0.06)       (0.05)      (0.05)       (0.05)      (0.05)
                                               -------      -------     -------      -------     -------
Net Asset Value, End of Period                   $1.00        $1.00       $1.00        $1.00       $1.00
                                               =======      =======     =======      =======     =======
   Total Return(2)                               6.05%        4.92%       5.07%        5.29%       5.04%

Ratios/Supplemental Data
                                                  2001      2000(1)        1999         1998        1997
--------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                            0.60%        0.60%       0.58%        0.50%       0.50%

Ratio of Operating Expenses to Average
Net Assets (Before Expense Waiver)               0.60%        0.60%       0.60%        0.63%       0.63%

Ratio of Net Investment Income to
Average Net Assets                               5.88%        4.81%       4.91%        5.17%       4.92%

Ratio of Net Investment Income to Average
Net Assets (Before Expense Waiver)               5.88%        4.81%       4.89%        5.04%       4.79%

Net Assets, End of Period (in thousands)    $2,875,876   $2,921,825  $2,851,880   $1,417,311  $1,211,990

(1) Year ended February 29, 2000.

(2) Total return assumes reinvestment of dividends and capital gains distributions, if any.

www.americancentury.com                   American Century Investments

MORE INFORMATION ABOUT THE FUND IS CONTAINED IN THESE DOCUMENTS.

Annual and Semiannual Reports

Annual and semiannual reports contain more information about the fund's investments and the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period.

Statement of Additional Information (SAI)

The SAI contains a more detailed, legal description of the fund's operations, investment restrictions, policies and  practices. The SAI is incorporated by reference into this Prospectus. This means that it is legally part of this
Prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and  semiannual reports, and ask questions about the fund or your accounts, by contacting American Century at the address or telephone numbers listed below.

You also can get information about the fund (including  the SAI) from the
Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

In person               SEC Public Reference Room
Washington, D.C.  Call 202-942-8090 for  location and hours.

On the Internet         * EDGAR database at www.sec.gov
                        * By email request at publicinfo@sec.gov

By mail                 SEC Public Reference Section
                        Washington, D.C. 20549-0102

Investment Company Act File No. 811-7822

 AMERICAN CENTURY INVESTMENTS P.O. Box 419385 Kansas City, Missouri 64141-6385

                         1-800-345-3533 or 816-531-5575

0107

SH-PRS-25531

AMERICAN CENTURY
statement of
additional information

Prime Money Market Fund

                                                                   JULY 1, 2001

                                                               American Century
                                                               Investment Trust

 THIS STATEMENT OF ADDITIONAL INFORMATION ADDS TO THE  DISCUSSION IN THE FUND'S
   PROSPECTUSES, DATED  JULY 1, 2001, BUT IS NOT A PROSPECTUS. THE STATEMENT OF
   ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE FUND'S CURRENT
 PROSPECTUS. IF  YOU WOULD LIKE A COPY OF THE PROSPECTUS, PLEASE CONTACT  US AT
    ONE OF THE ADDRESSES OR TELEPHONE NUMBERS LISTED ON THE BACK COVER OR VISIT
                        AMERICAN CENTURY'S WEB SITE AT WWW.AMERICANCENTURY.COM.

     THIS STATEMENT OF ADDITIONAL INFORMATION INCORPORATES BY REFERENCE CERTAIN
INFORMATION THAT APPEARS IN THE FUND'S ANNUAL AND SEMIANNUAL REPORTS, WHICH ARE
      DELIVERED TO ALL  SHAREHOLDERS. YOU MAY OBTAIN  A FREE COPY OF THE FUND'S
                        ANNUAL OR SEMIANNUAL REPORT  BY CALLING 1-800-345-2021.

                                                               American Century
                                                      Investment Services, Inc.

                                [american century logo and text logo (reg. sm])

www.americancentury.com                   American Century Investments   1

THE FUND'S HISTORY

American Century Investment Trust is a registered open-end management investment company that was organized as a Massachusetts business trust on June 16, 1993.
Until January 1997, it was known as Benham Investment Trust. Throughout the
Statement of Additional Information, we refer to American Century Investment
Trust as the Trust.

The fund described in this Statement of Additional Information is a separate series of the Trust. The Trust may issue other series; the fund would operate for many purposes as if it were an independent company from any such future series.

                           Fund-Class        (Ticker Symbol)   Inception Date
-------------------------------------------------------------------------------
Prime Money Market Fund    Investor Class    (BPRXX)           11/17/1993
-------------------------------------------------------------------------------
Prime Money Market Fund    Advisor Class     (N/A)             8/28/1998
-------------------------------------------------------------------------------
Prime Money Market Fund    C Class           (N/A)             6/1/2001
-------------------------------------------------------------------------------

FUND INVESTMENT GUIDELINES

This section explains the extent to which the fund's advisor, American Century
Investment Management, Inc., can use various investment vehicles and strategies in managing the fund's assets. Descriptions of the investment techniques and risks associated with each appear in the section, Investment Strategies and
Risks, which begins on page 4. In the case of the fund's principal investment strategies, these descriptions elaborate upon discussion contained in the
Prospectus.

The fund operates pursuant to Rule 2a-7 under the Investment Company Act of 1940
(the Investment Company Act), which permits the valuation of portfolio securities on the basis of amortized cost. To rely on the rule, the fund must be diversified with regard to 100% of its assets other than securities issued or guaranteed by the U. S. government. For purposes of Rule 2a-7, diversified means that the fund must not invest more than 5% of its total assets in securities of a single issuer, or, with respect to 75% of assets, more than 10% of assets in securities guaranteed by a single guarantor, other than the U.S. government, although it may invest up to 25% of its total assets in securities of a single issuer that are rated in the highest credit quality category for a period of up to three business days after purchase. The fund also must not invest more than
(a) the greater of 1% of its total assets or $1 million in securities issued by a single issuer that are rated in the second highest credit quality category;
and (b) 5% of its total assets in securities rated in the second highest credit quality category. The fund is considered diversified under the Investment
Company Act provided that it complies with the definition of diversified under
Rule 2a-7.

To meet federal tax requirements for qualification as a regulated investment company, the fund must limit its investments so that at the close of each quarter of its taxable year  (1) no more than 25% of its total assets are invested in the securities of a single issuer (other than the U.S. government or a regulated investment company), and (2) with respect to at least 50% of its total assets, no more than 5% of its total assets are invested in the securities of a single issuer.

PORTFOLIO COMPOSITION

Eligible Investments

The fund buys high-quality (first-tier), U.S. dollar-denominated money market instruments and other short-term obligations of banks, governments and corporations. Some of the fund's possible investments are listed in the following table. The obligations referenced in the table and the risks associated with investing in them are described in Investment Strategies and
Risks, which begins on page 4.

2      American Century Investments                             1-800-345-2021

Issuers                                    Types of Obligations
--------------------------------------------------------------------------------
Domestic and foreign financial             Negotiable certificates of deposit,
institutions (e.g., banks,                 bankers' acceptances, bank notes and
broker-dealers, insurance companies,       commercial paper (including
leasing and financing corporations         floating-rate securities)
--------------------------------------------------------------------------------
Domestic and foreign                       Commercial paper and short-term
nonfinancial corporations                  corporate debt obligations (including
                                           fixed- and variable-rate notes and
                                           bonds)
--------------------------------------------------------------------------------
U.S. government and its agencies           U.S. Treasury bills, notes, bonds and
and instrumentalities                      U.S. government agency obligations
                                           (including floating-rate agency
                                           securities)
--------------------------------------------------------------------------------
Foreign governments and their              Commercial paper and discount notes
agencies and instrumentalities             (including floating-rate agency
                                           securities)
--------------------------------------------------------------------------------

Portfolio Investment Quality and Maturity Criteria

The fund managers follow regulatory guidelines on quality and maturity for the fund's investments, which are designed to help maintain a stable $1.00 share price. In particular, the fund:

(1) buys only U.S. dollar-denominated obligations with remaining maturities of
    13 months or less (and variable- and floating-rate obligations with demand features that effectively shorten their maturities to 13 months or less);
    and

(2) maintains a dollar-weighted average portfolio maturity of 90 days or less;
    and

(3) restricts its investments to high-quality obligations determined by the advisor to present minimal credit risks, pursuant to guidelines established by the Board of Trustees.

To be considered high-quality, an obligation must be one of the following:

(1) a U.S. government obligation; or

(2) rated (or issued by an issuer rated with respect to a class of short-term debt obligations) within the two highest rating categories for short-term debt obligations by at least two nationally recognized statistical rating organizations (rating agencies) (or one if only one has rated the obligation); or

(3) an unrated obligation judged by the advisor, pursuant to guidelines established by the Board of Trustees, to be of comparable quality.

The fund managers intend to buy only obligations designated as first-tier securities as defined by the SEC; that is, securities with the highest rating or unrated securities of comparable quality.

The fund has obtained private insurance that partially protects it against default of principal or interest payments on the instruments it holds, and against bankruptcy by issuers and credit enhancers of these instruments.
Although the fund will be charged premiums by an insurance company for coverage of specified types of losses related to default or bankruptcy on certain securities, the fund may incur losses regardless of the insurance. The insurance does not guarantee or insure that the funds will be able to maintain a stable net asset value of $1.00 per share.

Industry Concentration

Under normal market conditions, 25% or more of the fund's total assets are invested in obligations of issuers in the financial services industry.

www.americancentury.com                   American Century Investments   3

FUND INVESTMENTS AND RISKS

INVESTMENT STRATEGIES AND RISKS

This section describes various investment vehicles and techniques the fund managers can use in managing the fund's assets. It also details the risks associated with each, because each investment vehicle and technique contributes to a fund's overall risk profile.

Commercial Paper

Commercial paper (CP) is issued by utility, financial, and industrial companies, supranational organizations and foreign governments and their agencies and instrumentalities. Rating agencies assign ratings to CP issuers indicating the agencies' assessment of credit risk. Investment-grade CP ratings assigned by three rating agencies are provided in the following table.

                    Moody's Investors      Standard         Fitch Investors
                    Service, Inc.          & Poor's         Service, Inc.
-------------------------------------------------------------------------------
Highest Ratings     Prime-1                A-1/A-1+         F-1/F-1+
-------------------------------------------------------------------------------
                    Prime-2                A-2              F-2
-------------------------------------------------------------------------------
                    Prime-3                A-3              F-3
-------------------------------------------------------------------------------

If an obligation has been assigned different ratings by multiple rating agencies, at least two rating agencies must have assigned their highest rating as indicated above in order for the advisor to determine that the obligation is eligible for purchase by the fund or, if unrated, the obligation must be determined to be of comparable quality by the advisor.

Some examples of CP and CP issuers are provided in the following paragraphs.

Domestic CP is issued by U.S. industrial and finance companies, utility companies, thrifts and bank holding companies. Foreign CP is issued by non-U.S.
industrial and finance companies and financial institutions. Domestic and foreign corporate issuers occasionally have the underlying support of a well-known, highly rated commercial bank or insurance company. Bank support is provided in the form of a letter of credit (an LOC) or irrevocable revolving credit commitment (an IRC). Insurance support is provided in the form of a surety bond.

Bank holding company CP is issued by the holding companies of many well-known domestic banks, including Citicorp, J.P. Morgan Chase & Company Incorporated and
First Union National Bank. Bank holding company CP may be issued by the parent of a money center or regional bank.

Thrift CP is issued by major federal or state-chartered savings and loan associations and savings banks.

Schedule B Bank CP is short-term, U.S. dollar-denominated CP issued by Canadian subsidiaries of non-Canadian banks (Schedule B banks). Whether issued as commercial paper, a certificate of deposit or a promissory note, each instrument issued by a Schedule B bank ranks equally with any other deposit obligation.
Commercial paper issued by Schedule B banks provides an investor with the comfort and reduced risk of a direct and unconditional parental bank guarantee.
Schedule B instruments generally offer higher rates than the short-term instruments of the parent bank or holding company.

Bank Obligations

Negotiable certificates of deposit (CDs) evidence a bank's obligation to repay money deposited with it for a specified period of time. The following table identifies the types of CDs the fund may buy.

4   American Century Investments                             1-800-345-2021

CD Type       Issuer
-----------------------------------------------------------------------------
Domestic      Domestic offices of U.S. banks
-----------------------------------------------------------------------------
Yankee        U.S. branches of foreign banks
-----------------------------------------------------------------------------
Eurodollar    Issued in London by U.S., Canadian, European and Japanese banks
-----------------------------------------------------------------------------
Schedule B    Canadian subsidiaries of non-Canadian banks
-----------------------------------------------------------------------------

Bankers' acceptances are used to finance foreign commercial trade. Issued by a bank with an importer's name on them, these instruments allow the importer to back up its own pledge to pay for imported goods with a bank's obligation to cover the transaction if the importer fails to do so.

Bank notes are senior unsecured promissory notes issued in the United States by domestic commercial banks.

Time deposits are non-negotiable bank deposits maintained for up to seven days at a stated interest rate. These instruments may be withdrawn on demand, although early withdrawals may be subject to penalties.

The bank obligations the fund managers may buy generally are not insured by the
FDIC or any other insurer.

U.S. Government Securities

The fund may invest in U.S. government securities, including bills, notes and bonds issued by the U.S. Treasury and securities issued or guaranteed by agencies or instrumentalities of the U.S. government. Some U.S. government securities are supported by the direct full faith and credit pledge of the U.S.
government; others are supported by the right of the issuer to borrow from the
U.S. Treasury; others, such as securities issued by the Federal National
Mortgage Association (FNMA), are supported by the discretionary authority of the
U.S. government to purchase the agencies' obligations; and others are supported only by the credit of the issuing or guaranteeing instrumentality. There is no assurance that the U.S. government will provide financial support to an instrumentality it sponsors when it is not obligated by law to do so.

U.S. Dollar-Denominated Foreign Securities

The fund invests exclusively in U.S. dollar-denominated instruments, some of which may be issued by foreign entities as described in the table on page 3.
Consequently, the fund may be subject to risks different than those incurred by a fund that invests only in debt obligations of domestic issuers.

Currently, the only securities held outside the United States in which the fund expects to invest are EuroCDs, which are held in England. As a result, the fund's exposure to these foreign investment risks is expected to be lower than funds that invest more broadly in securities held outside the United States.
Regulatory limits specified in the section titled Portfolio Investment Quality and Maturity Criteria on page 3 apply equally to securities of foreign and domestic issuers.

Variable- and Floating-Rate Instruments

Variable- and floating-rate instruments are issued by corporations, financial institutions and government agencies and instrumentalities.

Floating-rate instruments have interest rates that change whenever there is a change in a designated base rate, whereas variable-rate instruments provide for specified periodic interest rate adjustments. The interest rate on variable-
and floating-rate instruments is ordinarily determined by reference to (or as a percentage of) an objective standard, such as the Federal Funds effective rate, the 90-day U.S. Treasury bill rate or the London  Interbank Offered Rate
(LIBOR).

www.americancentury.com                   American Century Investments   5

Although the fund typically limits its investments to securities with remaining maturities of 13 months or less, it may invest in variable- and floating-rate instruments that have nominal (or stated) maturities in excess of 13 months, provided that such instruments  (1) have demand features consistent with regulatory requirements for money market funds, or (2) are securities issued by the U.S. government or a U.S. government agency that meet certain regulatory requirements for money market funds.

Loan Participations

The fund may purchase loan participations, which represent interests in the cash flow generated by commercial loans. Each loan participation requires three parties: a  participant (or investor), a lending bank and a borrower. The investor purchases a  share in a loan originated by a lending bank, and this participation entitles the investor to a percentage of the principal and interest payments made by the borrower.

Loan participations are attractive because they typically offer higher yields than other money market instruments. However, along with these higher yields come certain risks, not least of which is the risk that the borrower will be unable to repay the loan. Generally, because the lending bank does not guarantee payment, the investor is directly exposed to risk of default by the borrower.
Second, the investor is not a direct creditor of the borrower. The participation represents an interest in assets owned by the lending bank.  If the lending bank becomes insolvent, the investor could be considered an unsecured  creditor of the bank instead of the holder of a participating interest in a loan. Because of these risks, the manager must carefully consider the creditworthiness of both the borrower and the lender.

Another concern is liquidity. Because there is no established secondary market for loan participations, the fund's ability to sell them for cash is limited.
Some participation  agreements place limitations on the investor's right to resell the loan participation, even when a buyer can be found.

Repurchase Agreements

The fund may invest in repurchase agreements when they present an attractive short-term return on cash that is not otherwise committed to the purchase of securities pursuant to the investment policies of the fund.

A repurchase agreement occurs when, at the time the fund purchases an interest-bearing obligation, the seller (a bank or a broker-dealer registered under the Securities Exchange Act of 1934) agrees to purchase it on a specified date in the future at an agreed-upon price. The repurchase price reflects an agreed-upon interest rate during the time the fund's money is invested in the security.

Because the security purchased constitutes collateral for the repurchase obligation, a repurchase agreement can be considered a loan collateralized by the security purchased. The fund's risk is the seller's ability to pay the agreed-upon repurchase price on the  repurchase date. If the seller defaults, the fund may incur costs in disposing of the  collateral, which would reduce the amount realized thereon. If the seller seeks relief  under the bankruptcy laws, the disposition of the collateral may be delayed or limited.  To the extent the value of the security decreases, the fund could experience a loss.

The fund managers will limit repurchase agreement transactions to securities issued by the U.S. government, and its agencies and instrumentalities, and will enter into such transactions with those banks and securities dealers who are deemed creditworthy by the fund's advisor.

Repurchase agreements maturing in more than seven days would count toward the fund's 10% limit on illiquid securities.

6   American Century Investments                             1-800-345-2021

Reverse Repurchase Agreements

In a reverse repurchase agreement, the fund managers transfer possession of (or sell) securities to another party, such as a bank or broker-dealer, for cash and agree to  later repay cash plus interest for the return (or repurchase) of the same securities. To collateralize the transaction, the value of the securities transferred is slightly greater than the amount of cash the fund receives in exchange for the securities.

If the purchaser reneged on the agreement and failed to return the securities, the fund might suffer a loss. The fund's loss could be even greater if the market value of the securities transferred increased in the meantime. To protect against these risks, the fund will enter into reverse repurchase agreements only with parties whose creditworthiness is determined to be satisfactory by the advisor. While a reverse repurchase agreement is outstanding, the fund will segregate appropriate securities to cover its obligation under the agreement.

Taxable Municipal Obligations

Taxable municipal obligations are state and local obligations whose interest payments are subject to federal income tax because of the degree of non-government involvement in  the transaction or because federal tax code limitations on the issuance of tax-exempt bonds that benefit private entities have been exceeded. Some typical examples of taxable municipal obligations include industrial revenue bonds and economic development bonds issued by state or local governments to aid private enterprise. The interest on a taxable municipal bond is often exempt from state taxation in the issuing state.

Portfolio Lending

In order to realize additional income, the fund managers may lend portfolio securities. Such loans may not exceed one-third of the fund's net assets valued at market except

*  through the purchase of debt securities in accordance with its investment objective, policies and limitations, or

*  by engaging in repurchase agreements with respect to portfolio securities.

When-Issued and Forward Commitment Agreements

The fund managers may sometimes purchase new issues of securities on a when-issued or forward commitment basis in which the transaction price and yield are each fixed at the time the commitment is made, but payment and delivery occur at a future date  (typically 15 to 45 days, but not more than 120 days, later).

For example, a fund may sell a security and at the same time make a commitment to purchase the same or a comparable security at a future date and specified price. Conversely, a fund may purchase a security and at the same time make a commitment to sell the same or a comparable security at a future date and specified price. These types of transactions are executed simultaneously in what are known as dollar-rolls, cash and carry, or financing transactions. For example, a broker-dealer may seek to purchase a particular security that a fund owns. The fund will sell that security to the broker-dealer and simultaneously enter into a forward commitment agreement to buy it back at a future date. This type of transaction generates income for the fund if the dealer is willing to execute the transaction at a favorable price in order to acquire a specific security.

When purchasing securities on a when-issued or forward commitment basis, the fund assumes the rights and risks of ownership, including the risks of price and yield fluctuations. Market rates of interest on debt securities at the time of delivery may be higher or lower than those contracted for on the when-issued security. Accordingly, the value of the security may decline prior to delivery, which could result in a loss to the fund.

www.americancentury.com                      American Century Investments    7

While the fund will make commitments to purchase or sell securities with the intention of actually receiving or delivering them, it may sell the securities before the settlement date if doing so is deemed advisable as a matter of investment strategy.

In purchasing securities on a when-issued or forward commitment basis, the fund will establish and maintain until the settlement date a segregated account consisting of cash, cash equivalents or other appropriate liquid securities in an amount sufficient to meet the purchase price. When the time comes to pay for the when-issued securities, the fund will meet its obligations with available cash, through the sale of securities, or, although it would not normally expect to do so, by selling the when-issued securities themselves (which may have a market value greater or less than the fund's payment obligation). Selling securities to meet when-issued or forward commitment obligations may generate taxable capital gains or losses.

Restricted and Illiquid Securities

The fund may, from time to time, purchase restricted or illiquid securities, including Rule 144A securities, when they present attractive investment opportunities that otherwise meet the fund's criteria for selection. Rule 144A securities are securities that are privately placed with and traded among qualified institutional investors rather than the general public. Although Rule
144A securities are considered "restricted securities," they are not necessarily illiquid.

With respect to securities eligible for resale under Rule 144A, the staff of the
Securities and Exchange Commission (SEC) has taken the position that the liquidity of such  securities in the portfolio of a fund offering redeemable securities is a question of fact for the Board of Trustees to determine, such determination to be based upon a consideration of the readily available trading markets and the review of any contractual restrictions. Accordingly, the Board of Trustees is responsible for developing and establishing the guidelines and procedures for determining the liquidity of Rule 144A securities. As allowed by
Rule 144A, the Board of Trustees has delegated the day-to-day function of determining the liquidity of Rule 144A securities to the fund managers. The board  retains the responsibility to monitor the implementation of the guidelines and procedures it has adopted.

Because the secondary market for such securities is limited to certain qualified institutional investors, the liquidity of such securities may be limited accordingly and a fund may, from time to time, hold a Rule 144A or other security that is illiquid. The fund will not acquire illiquid securities if, as a result, illiquid securities would comprise more than 10% of the value of the fund's net assets.

INVESTMENT POLICIES

Unless otherwise indicated, with the exception of the percentage limitations on borrowing, the policies described below apply at the time a fund enters into a transaction. Accordingly, any later increase or decrease beyond the specified limitation resulting from a change in a fund's net assets will not be considered in determining whether it has complied with its investment policies.

For purposes of the fund's investment policies, the party identified as the
"issuer"  of a municipal security depends on the form and conditions of the security. When the assets and revenues of a political subdivision are separate from those of the government that created the subdivision and the security is backed only by the assets and revenues  of the subdivision, the subdivision is deemed the sole issuer. Similarly, in the case of an Industrial Development
Bond, if the bond were backed only by the assets and revenues  of a non-governmental user, the non-governmental user would be deemed the sole issuer.  If, in either case, the creating government or some other entity were to guarantee the security, the guarantee would be considered a separate security and treated as an issue  of the guaranteeing entity.

8      American Century Investments                             1-800-345-2021

Fundamental Investment Policies

The fund's fundamental investment policies are listed below. These investment policies may not be changed without approval of a majority of the outstanding votes of the fund's investors, as determined in accordance with the Investment
Company Act.

Subject             Policy
--------------------------------------------------------------------------------
Senior Securities   The fund may not issue senior securities, except as
                    permitted under the Investment Company Act.
--------------------------------------------------------------------------------
Borrowing           The fund may not borrow money, except for temporary or
                    emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of the fund's total assets.
--------------------------------------------------------------------------------
Lending             The fund may not lend any security or make any other loan
                    if, as a result, more than 33 1/3% of the fund's total assets would be lent to other parties, except  (i) through the
                    purchase of debt securities in accordance with its
                    investment objective, policies and limitations or (ii) by
                    engaging in repurchase agreements with respect to portfolio securities.
--------------------------------------------------------------------------------
Real Estate         The fund may not purchase or sell real estate unless
                    acquired as a result of ownership of securities or other
                    instruments. This policy shall not prevent the fund from
                    investing in securities or other instruments backed by real estate or securities of companies that deal in real estate or are engaged in the real estate business.
--------------------------------------------------------------------------------
Concentration       The fund may not concentrate its investments in securities of issuers in a particular industry (other than securities issued or guaranteed by the U.S. government or any of its
                    agencies or instrumentalities), except that the fund may
                    invest more than 25% of its total assets in the financial
                    services industry.
--------------------------------------------------------------------------------
Underwriting        The fund may not act as an underwriter of securities issued by others, except to the extent that the fund may be
                    considered an underwriter within the meaning of the
                    Securities Act of 1933 in the disposition of restricted
                    securities.
--------------------------------------------------------------------------------
Commodities         The fund may not purchase or sell physical commodities
                    unless acquired as a result of ownership of securities or
                    other instruments, provided that this  limitation shall not prohibit the fund from purchasing or selling options and
                    futures contracts or from investing in securities or other instruments backed by physical commodities.
--------------------------------------------------------------------------------
Control             The fund may not invest for purposes of exercising control over management.
--------------------------------------------------------------------------------

For purposes of the investment restrictions relating to lending and borrowing, the fund has received an exemptive order from the SEC regarding an interfund lending program. Under the terms of the exemptive order, the fund may borrow money from or lend money to other ACIM-advised funds that permit such transactions. All such transactions will be subject to the limits for borrowing and lending set forth above. The fund will borrow money through the program only when the costs are equal to or lower than the costs of short-term bank loans.
Interfund loans and borrowing normally extend only overnight, but can have a maximum duration of seven days. The fund will lend through the program only when the returns are higher than those available from other short-term instruments
(such as repurchase agreements). The fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.

For purposes of the investment restriction relating to concentration, the fund shall not purchase any securities that would cause 25% or more of the value of the fund's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry (except financial  industries), provided that

www.americancentury.com                   American Century Investments   9

(a) there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any state, territory or possession of the United
    States, the District of Columbia or any of their authorities, agencies, instrumentalities or political  subdivisions and repurchase agreements secured by such obligations,

(b) wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of  their parents,

(c) utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, and electric and telephone will each be considered a separate industry, and

(d) personal credit and business credit businesses will be considered separate industries.

Nonfundamental Investment Policies

In addition, the fund is subject to the following investment policies that are not fundamental and may be changed by the Board of Trustees.

Subject              Policy
--------------------------------------------------------------------------------
Leveraging           The fund may not purchase additional investment securities at any time during which outstanding borrowings exceed 5%
                     of the total assets of the fund.
--------------------------------------------------------------------------------
Futures and options  The fund may not purchase or sell futures contracts or call options. This limitation does not apply to options
                     attached to, or acquired or traded  together with,
                     their underlying securities, and does not apply to
                     securities that incorporate features similar to options
                     or futures contracts.
--------------------------------------------------------------------------------
Liquidity            The fund may not purchase any security or enter into a
                     repurchase agreement if, as a result, more than 10% of its net assets would be invested in  repurchase agreements not entitling the holder to payment of principal and interest
                     within seven days, and securities that are illiquid by
                     virtue of legal or contractual restrictions on resale or
                     the absence of a readily available market.
--------------------------------------------------------------------------------
Short Sales          The fund may not sell securities short, unless it owns or
                     has the right to obtain securities equivalent in kind and
                     amount to the securities sold short, and provided that
                     transactions in futures contracts and options are not
                     deemed to constitute selling securities short.
--------------------------------------------------------------------------------
Margin               The fund may not purchase securities on margin, except to
                     obtain such short-term credits as are necessary for the
                     clearance of transactions, and provided that margin
                     payments in connection with futures contracts and options
                     on futures contracts shall not constitute purchasing
                     securities on margin.
--------------------------------------------------------------------------------

TEMPORARY DEFENSIVE MEASURES

For temporary defensive purposes, the fund may invest in securities that may not fit its investment objective or its stated market. During a temporary defensive period, the fund may direct its assets to the following investment vehicles:

*  interest-bearing bank accounts or certificates of deposit

*  U.S. government securities and repurchase agreements collateralized by U.S.
   government securities

*  other money market funds

10 American Century Investments                             1-800-345-2021

MANAGEMENT

THE BOARD OF TRUSTEES

The Board of Trustees oversees the management of the fund and meets at least quarterly to review reports about fund operations. Although the Board of
Trustees does not manage the fund, it has hired the advisor to do so. Two-thirds of the trustees are  independent of the fund's advisor; that is, they are not employed by and have no financial interest in the advisor.

The individuals listed in the table below whose names are marked by an asterisk
(*) are interested persons of the fund (as defined in the Investment Company
Act) by virtue of, among other considerations, their affiliation with the fund;
the advisor, American Century Investment Management, Inc. (ACIM); the fund's agent for transfer and administrative services, American Century Services
Corporation (ACSC); the parent corporation,  American Century Companies, Inc.
(ACC) or ACC's subsidiaries (including ACIM and ACSC); the fund's distribution agent, American Century Investment Services, Inc. (ACIS) or other funds advised by the advisor. Each trustee listed below (except James E. Stowers III) serves as a trustee or director of eight registered investment companies in the
American Century family of funds, which are also advised by the advisor.  James
E. Stowers III serves as a director or trustee of 15 registered investment companies in the American Century family of funds.

                          Position(s)
Name (Age)                Held          Principal Occupation(s)
Address                   With Funds    During Past Five Years
------------------------------------------------------------------------------------------
Albert A. Eisenstat (70)  Trustee       Independent Director, Commercial Metals Co.
1665 Charleston Road                    (1982 to 2000)
Mountain View, CA 94043                 Independent Director, Sungard Data Systems
                                        (1991 to present)
                                        General Partner, Discovery Ventures
                                        (venture capital firm, 1996 to 1998)
                                        Independent Director, Business Objects S/A
                                        (software & programming, 1994 to present)
------------------------------------------------------------------------------------------
Ronald J. Gilson (54)     Trustee       Charles J. Meyers Professor of Law and Business,
1665 Charleston Road                    Stanford Law School (1979 to present)
Mountain View, CA 94043                 Mark and Eva Stern Professor of Law and Business,
                                        Columbia University School of Law
                                        (1992 to present)
                                        Counsel, Marron, Reid & Sheehy
                                        (a San Francisco law firm, 1984 to present)
------------------------------------------------------------------------------------------
William M. Lyons* (45)   Trustee        Chief Executive Officer, ACC
4500 Main Street                        (September 2000-present)
Kansas City, MO 64111                   President, ACC (June 1997 to present)
                                        Director, ACC (February 1998 to present)
                                        Chief Operating Officer and
                                        Assistant Secretary, ACC (June 1996 to
                                        present)
                                        Executive Vice President, Chief
                                        Operating Officer,
                                        ACIM, ACSC and 11 other ACC subsidiaries
                                        Director, ACIM, ACSC and 15 other
                                        ACC subsidiaries
                                        Secretary, ACIM, ACSC and six other
                                        ACC subsidiaries
------------------------------------------------------------------------------------------

www.americancentury.com                   American Century Investments   11

                          Position(s)
Name (Age)                Held          Principal Occupation(s)
Address                   With Funds    During Past Five Years
------------------------------------------------------------------------------------------
Myron S. Scholes (60)     Trustee       Partner, Oak Hill Capital Management,
1665 Charleston Road                    (1999 to present)
Mountain View, CA 94043                 Principal, Long-Term Capital Management,
                                        (investment advisor 1993 to January 1999)
                                        Frank E. Buck Professor of Finance,
                                        Stanford Graduate School of Business
                                        (1981 to present)
                                        Director, Dimensional Fund Advisors,
                                        (investment advisor 1982 to present)
                                        Director, Smith Breeden Family of Funds
                                        (1992 to present)
------------------------------------------------------------------------------------------
Kenneth E. Scott (72)    Trustee        Ralph M. Parsons Professor of Law and
1665 Charleston Road                    Business, Stanford Law School
Mountain View, CA 94043                 (1972 to present)
                                        Director, RCM Capital Funds, Inc.
                                        (1994 to present)
------------------------------------------------------------------------------------------
James E. Stowers III* (42) Trustee,     Co-Chairman, ACC (September 2000 to present)
4500 Main Street           Chairman of  Chief Executive Officer, ACC
Kansas City, MO 64111      the Board    (June 1996 to September 2000)
                                        Chief Executive Officer, ACIM, ACSC
                                        and seven other ACC subsidiaries
                                        Director, ACC, ACIM, ACSC and 12 other
                                        ACC subsidiaries
                                        President, ACC (January 1995 to June 1997)
                                        President, ACIM and ACSC
                                        (April 1993 to August 1997)
------------------------------------------------------------------------------------------
Jeanne D. Wohlers (56)   Trustee        Director, Indus International
1665 Charleston Road                    (software solutions, January 1999 to present)
Mountain View, CA 94043                 Director and Partner, Windy Hill
                                        Productions, LP
                                        (educational software, 1994 to 1998)
                                        Director, Quintus Corporation
                                        (automation solutions, 1995 to present)
------------------------------------------------------------------------------------------

Committees

The board has four standing committees to oversee specific functions of the
Trust's  operations. Information about these committees appears below. The trustee first named serves as chairman of the committee.

Committee  Members               Function of Committee
-----------------------------------------------------------------------------------------------------
Audit      Kenneth E. Scott      The Audit Committee recommends the engagement of the fund's
           Albert A. Eisenstat   independent auditor and oversees its activities. The committee
           Jeanne D. Wohlers     receives reports from the advisor's Internal Audit Department, which is accountable to the committee. The committee also
                                 receives reporting about compliance matters affecting the Trust.
-----------------------------------------------------------------------------------------------------
Nominating Kenneth E. Scott      The Nominating Committee primarily considers and recommends
           Albert A. Eisenstat   individuals for nomination as trustees. The names of potential
           Ronald J. Gilson      trustee candidates are drawn from a number of sources, including
           Myron S. Scholes      recommendations from members of the Board, management
           Jeanne D. Wohlers     and shareholders. This committee also reviews and makes
                                 recommendations to the board with respect to the composition of board committees and other board-related matters, including its organization, size, composition, responsibilities, functions and compensation.
-----------------------------------------------------------------------------------------------------

12   American Century Investments                             1-800-345-2021

Committee  Members               Function of Committee
-----------------------------------------------------------------------------------------------------
Portfolio  Myron S. Scholes     The Portfolio Committee reviews quarterly activities
           Ronald J. Gilson     and strategies used to manage fund assets. The committee regularly receives reports from portfolio managers, credit analysts and other investment personnel concerning the fund's investments.
-----------------------------------------------------------------------------------------------------
Quality of Ronald J. Gilson     The Quality of Service Committee reviews the level and quality
Service    William M. Lyons     of transfer agent and administrative services provided to the fund
           Myron S. Scholes     and its shareholders. It receives and reviews reports comparing those services to fund competitors' services and seeks to improve such services where feasible and appropriate.
-----------------------------------------------------------------------------------------------------

Compensation of Trustees

The trustees serve as trustees for eight American Century investment companies.
Each trustee who is not an interested person as defined in the Investment
Company Act receives compensation for service as a member of the board of all eight such companies based on a schedule that takes into account the number of meetings attended and the assets of the fund for which the meetings are held.
These fees and expenses are divided among the eight investment companies based, in part, upon their relative net assets. Under the terms of the management agreement with the advisor, the fund is responsible for paying such fees and expenses.

The following table shows the aggregate compensation paid by the fund for the periods indicated by the Trust and by the eight investment companies served by this board to each trustee who is not an interested person as defined in the
Investment Company Act.

AGGREGATE TRUSTEE COMPENSATION FOR FISCAL YEAR ENDED FEBRUARY 28, 2001
--------------------------------------------------------------------------------
                        Total Compensation   Total Compensation from the
Name of Trustee         from the Fund(1)     American Century Family of Funds(2)
--------------------------------------------------------------------------------
Albert A. Eisenstat     $12,245             $76,500
Ronald J. Gilson        $13,698             $88,250
Myron S. Scholes        $12,019             $74,500
Kenneth E. Scott        $12,870             $81,250
Isaac Stein(3)          $7,513              $26,000
Jeanne D. Wohlers       $11,979             $74,250
--------------------------------------------------------------------------------

(1) Includes compensation paid to the trustees during the fiscal year ended
    February 28,  2001, and also includes amounts deferred at the election of the trustees under the American Century Mutual Funds Deferred Compensation
    Plan for Non-Interested Directors. The total amount of deferred compensation included in the preceding table is as follows: Mr. Eisenstat, $76,500;
    Mr. Gilson, $88,250; Mr. Scholes, $74,500; Mr. Scott, $40,625 and
    Ms. Wohlers, $11,880.

(2) Includes compensation paid by the eight investment company members of the
    American Century family of funds served by this board.

(3) Mr. Stein retired from the board on September 15, 2000.

The Trust has adopted the Amended and Restated American Century Mutual Funds
Deferred Compensation Plan for Non-Interested Directors. Under the plan, the independent trustees may defer receipt of all or any part of the fees to be paid to them  for serving as trustees of the fund.

All deferred fees are credited to an account established in the name of the trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the American
Century funds that are selected by the trustee. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts is credited to the account. Trustees are allowed to change their designation of funds from time to time.

www.americancentury.com                   American Century Investments   13

No deferred fees are payable until such time as a trustee resigns, retires or otherwise ceases to be a member of the Board of Trustees. Trustees may receive deferred fee account balances either in a lump sum payment or in substantially equal installment payments to be made over a period not to exceed 10 years. Upon the death of a trustee, all remaining deferred fee account balances are paid to the trustee's beneficiary or, if none, to the trustee's estate.

The plan is an unfunded plan and, accordingly, the fund has no obligation to segregate assets to secure or fund the deferred fees. To date, the fund has voluntarily funded its obligations. The rights of trustees to receive their deferred fee account balances are  the same as the rights of a general unsecured creditor of the Trust. The plan may be terminated at any time by the administrative committee of the plan. If terminated, all deferred fee account balances will be paid in a lump sum.

No deferred fees were paid to any trustee under the plan during the fiscal year ended February 28, 2001.

OFFICERS

Background information about the officers of the Trust is provided in the following table. All persons named as officers of the Trust also serve in similar capacities for the 15  investment companies advised by ACIM. Not all officers of the Trust are listed; only those officers with policy-making functions for the Trust are listed. No officer is compensated for his or her service as an officer of the Trust. The individuals listed in the following table are interested persons of the fund (as defined in the Investment Company
Act) by virtue of, among other considerations, their affiliation with the fund,
ACC, or ACC's subsidiaries (including ACIM, ACSC and ACIS), as specified in the following table.

                          Position(s)
Name (Age)                Held          Principal Occupation(s)
Address                   With Funds    During Past Five Years
------------------------------------------------------------------------------------------
William M. Lyons (45)     President    Chief Executive Officer, ACC and six
4500 Main St.                          ACC subsidiaries
Kansas City, MO 64111                  (September 2000 to present)
                                       President, ACC (June 1997 to present)
                                       Chief Operating Officer, ACC
                                       (June 1996 to September 2000)
                                       General Counsel, ACC, ACIM, ACIS,
                                       ACSC and other ACC subsidiaries
                                       (June 1989 to June 1998)
                                       Executive Vice President, ACC,
                                       (January 1995 to June 1997)
                                       Also serves as: Executive Vice President
                                       and Chief Operating Officer, ACIM, ACIS,
                                       ACSC and other ACC subsidiaries, and
                                       Executive Vice President of other
                                       ACC subsidiaries
--------------------------------------------------------------------------------
Robert T. Jackson (55)   Executive     Chief Administrative Officer, ACC
4500 Main St.            Vice          (August 1997 to present)
Kansas City, MO 64111    President     Chief Financial Officer,
                         and Chief     (May 1995 to present)
                         Financial     President, ACSC (January 1999 to present)
                         Officer       Executive Vice President, ACC
                                       (May 1995 to present)
                                       Also serves as: Executive Vice President
                                       and Chief Financial Officer
                                       ACIM, ACIS and other ACC subsidiaries,
                                       and Treasurer of ACC and other ACC
                                       subsidiaries
--------------------------------------------------------------------------------

14     American Century Investments                             1-800-345-2021

                             Positions
Name (Age)                   Held with        Principal Occupation(s)
Address                      the Funds        During Past Five Years
-----------------------------------------------------------------------------------------
Maryanne Roepke, CPA (45)    Senior Vice      Senior Vice President and Assistant
4500 Main St.                President,       Treasurer, ACSC
Kansas City, MO 64111        Treasurer
                             and Chief
                             Accounting
                             Officer
-----------------------------------------------------------------------------------------
David C. Tucker (43)         Senior Vice      Senior Vice President, ACIM, ACIS,
4500 Main St.                President and    ACSC and other ACC subsidiaries
Kansas City, MO 64111        General Counsel  (June 1998 to present)
                                              General Counsel, ACC, ACIM, ACIS,
                                              ACSC and other ACC subsidiaries
                                              (June 1998 to present)
                                              Consultant to mutual fund industry
                                              (May 1997 to April 1998)
                                              Vice President and General Counsel,
                                              Janus Companies (1990 to 1997)
-----------------------------------------------------------------------------------------
Charles A. Etherington (43)  Vice President   Vice President, ACSC
4500 Main St.                                 (October 1996 to present)
Kansas City, MO 64111                         Associate General Counsel, ACSC
                                              (December 1998 to present)
                                              Counsel to ACSC
                                              (February 1994 to December 1998)
-----------------------------------------------------------------------------------------
Charles C. S. Park (33)      Vice President   Vice President, ACSC
4500 Main St.                                 (February 2000 to present)
Kansas City, MO 64111                         Assistant General Counsel, ACSC
                                              (January 1998 to present)
                                              Counsel to ACSC
                                              (October 1995 to January 1998)
-----------------------------------------------------------------------------------------
David H. Reinmiller (37)     Vice President   Chief Compliance Officer, ACIM,
4500 Main St.                                 ACSC, ACIS and
Kansas City, MO 64111                         American Century Brokerage, Inc.
                                              (March 2001 to present)
                                              Vice President, ACSC
                                              (February 2000 to present)
                                              Assistant General Counsel, ACSC
                                              (August 1996 to present)
                                              Counsel to ACSC
                                              (January 1994 to August 1996)
-----------------------------------------------------------------------------------------
Paul Carrigan Jr. (51)       Secretary        Secretary, ACC
4500 Main St.                                 (February 1998 to present)
Kansas City, MO 64111                         Director of Legal Operations, ACSC
                                              (February 1996 to February 2001)
-----------------------------------------------------------------------------------------
Robert Leach (35)            Controller       Vice President, ACSC
4500 Main St.                                 (February 2000 to present)
Kansas City, MO 64111                         Controller-Fund Accounting, ACSC
-----------------------------------------------------------------------------------------
C. Jean Wade (37)            Controller       Vice President, ACSC
4500 Main St.                                 (February 2000 to present)
Kansas City, MO 64111                         Controller-Fund Accounting, ACSC
-----------------------------------------------------------------------------------------
Jon Zindel (34)              Tax Officer      Vice President, Corporate Tax, ACSC
4500 Main St.                                 (April 1998 to present)
Kansas City, MO 64111                         Vice President, ACIM, ACIS and other
                                              ACC subsidiaries (April 1999 to present)
                                              President, American Century Employee
                                              Benefit Services, Inc.
                                              (January 2000 to December 2000)
                                              Treasurer, American Century Employee
                                              Benefit Services, Inc.
                                              (December 2000 to present)
                                              Treasurer, American Century Ventures, Inc.
                                              (December 1999 to present)
-----------------------------------------------------------------------------------------

www.americancentury.com                   American Century Investments   15

CODE OF ETHICS

The fund, its investment advisor and principal underwriter have adopted a code of  ethics under Rule 17j-1 of the Investment Company Act and the code of ethics permits personnel subject to the code to invest in securities, including securities that may be purchased or held by the fund, provided that they first obtain approval from the  compliance department before making such investments.

THE FUND'S PRINCIPAL SHAREHOLDERS

As of June 4, 2001, the following companies were the record owners of more than
5% of the outstanding shares of any class of the fund.

Fund            Shareholder                 Percentage of Outstanding Shares Owned
----------------------------------------------------------------------------------
Prime
 Investor Class   Pershing Div of DLJ Secs Corp       5.8%
                  For Exclusive Benefit of
                  American Century Customers Accounts
                  Jersey City, NJ

 Advisor Class    Tourbend & Co.                     70.3%
                  Westwood, MA

                  UMBSC & Co.                        14.7%
                  FBO Slocum Dickson Medical Group
                  Kansas City, MO

                  Circle Trust Co.                    6.6%
                  C/F Redpoint Management LLC
                  Stamford, CT
--------------------------------------------------------------------------------

The fund is unaware of any other shareholders, beneficial or of record, who own more than 5% of any class of the fund's outstanding shares. As of June 4, 2001, the officers and trustees of the fund, as a group, owned less than 1% of the fund's outstanding shares.

SERVICE PROVIDERS

The fund has no employees. To conduct its day-to-day activities, the Trust has hired a number of service providers. Each service provider has a specific function to fill on behalf of the Trust that is described below.

ACIM, ACSC and ACIS are wholly owned by ACC. James E. Stowers Jr., Chairman of
ACC, controls ACC by virtue of his ownership of a majority of its voting stock.

INVESTMENT ADVISOR

American Century Investment Management, Inc. (ACIM) serves as the investment advisor of the fund. A description of the responsibilities of the advisor appears in the Prospectus under the heading Management.

For the services provided to the fund, the advisor receives a monthly fee based on a percentage of the average net assets of the fund. The annual rate at which this fee is assessed is determined monthly in a two-step process. First, a fee rate schedule is  applied to the assets of all of the funds of its investment category managed by the advisor (the Investment Category Fee). The three investment categories are money market funds, bond funds and equity funds. When calculating the fee for a money market fund, for example, all of the assets of the money market funds managed by the advisor are  aggregated and the fee rate is applied to the total. Second, a separate fee rate schedule is applied to the assets of all of the funds managed by the advisor (the Complex Fee). The amounts calculated using the Investment Category Fee and the Complex Fee are then added to determine the unified management fee payable by the fund to the advisor.

The schedules by which the unified management fee is determined are shown in the following tables. The Investment Category Fees are determined according to the schedule below.

16   American Century Investments                             1-800-345-2021

INVESTMENT CATEGORY FEE SCHEDULE FOR PRIME MONEY MARKET
---------------------------------------------
Category Assets                      Fee Rate
---------------------------------------------
First $1 billion                     0.3700%
Next $1 billion                      0.3270%
Next $3 billion                      0.2860%
Next $5 billion                      0.2690%
Next $15 billion                     0.2580%
Next $25 billion                     0.2575%
Thereafter                           0.2570%
---------------------------------------------

The Complex Fee is determined according to the schedules below.

INVESTOR CLASS COMPLEX FEE SCHEDULE
---------------------------------------------
Category Assets                      Fee Rate
---------------------------------------------
First $2.5 billion                   0.3100%
Next $7.5 billion                    0.3000%
Next $15.0 billion                   0.2985%
Next $25.0 billion                   0.2970%
Next $50.0 billion                   0.2960%
Next $100.0 billion                  0.2950%
Next $100.0 billion                  0.2940%
Next $200.0 billion                  0.2930%
Next $250.0 billion                  0.2920%
Next $500.0 billion                  0.2910%
Thereafter                           0.2900%
---------------------------------------------

ADVISOR CLASS COMPLEX FEE SCHEDULE
---------------------------------------------
Category Assets                      Fee Rate
---------------------------------------------
First $2.5 billion                   0.0600%
Next $7.5 billion                    0.0500%
Next $15.0 billion                   0.0485%
Next $25.0 billion                   0.0470%
Next $50.0 billion                   0.0460%
Next $100.0 billion                  0.0450%
Next $100.0 billion                  0.0440%
Next $200.0 billion                  0.0430%
Next $250.0 billion                  0.0420%
Next $500.0 billion                  0.0410%
Thereafter                           0.0400%
---------------------------------------------

www.americancentury.com                   American Century Investments   17

C CLASS COMPLEX FEE SCHEDULE
---------------------------------------------
Category Assets                      Fee Rate
---------------------------------------------
First $2.5 billion                   0.3100%
Next $7.5 billion                    0.3000%
Next $15.0 billion                   0.2985%
Next $25.0 billion                   0.2970%
Next $50.0 billion                   0.2960%
Next $100.0 billion                  0.2950%
Next $100.0 billion                  0.2940%
Next $200.0 billion                  0.2930%
Next $250.0 billion                  0.2920%
Next $500.0 billion                  0.2910%
Thereafter                           0.2900%
---------------------------------------------

On the first business day of each month, the fund pays a management fee to the advisor for the previous month at the specified rate. The fee for the previous month is calculated by multiplying the applicable fee for the fund by the aggregate average daily closing value of the fund's net assets during the previous month. This number is then multiplied by a fraction, the numerator of which is the number of days in the previous month and the denominator of which is 365 (366 in leap years).

The management agreement between the Trust and the advisor shall continue in effect until the earlier of the expiration of two years from the date of its execution or until the first meeting of fund shareholders following such execution and for as long thereafter as its continuance is specifically approved at least annually by

(1) the fund's Board of Trustees, or a majority of outstanding shareholder votes
    (as defined in the Investment Company Act) and

(2) the vote of a majority of the trustees of the fund who are not parties to the agreement or interested persons of the advisor, cast in person at a meeting called for the purpose of voting on such approval.

The management agreement states that the fund's Board of Trustees or a majority of outstanding shareholder votes may terminate the management agreement at any time without payment of any penalty on 60 days' written notice to the advisor.
The management agreement shall be automatically terminated if it is assigned.

The management agreement states that the advisor shall not be liable to the fund or its  shareholders for anything other than willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

The management agreement also provides that the advisor and its officers, trustees and employees may engage in other business, render services to others, and devote time and attention to any other business whether of a similar or dissimilar nature.

Certain investments may be appropriate for the fund and also for other clients advised by the advisor. Investment decisions for the fund and other clients are made with a view to achieving their respective investment objectives after consideration of such factors as their current holdings, availability of cash for investment and the size of their investment generally. A particular security may be bought or sold for only one client or fund, or in different amounts and at different times for more than one but less than all clients or funds. In addition, purchases or sales of the same security may be made for two or more clients or funds on the same date. Such transactions will be allocated among clients in a manner believed by the advisor to be equitable to each. In some cases this procedure could have an adverse effect on the price or amount of the securities purchased or sold  by a fund.

18   American Century Investments                             1-800-345-2021

The advisor may aggregate purchase and sale orders of the fund with purchase and sale orders of its other clients when the advisor believes that such aggregation provides the best execution for the fund. The Board of Trustees has approved the advisor's policy with respect to the aggregation of portfolio transactions.
Where portfolio transactions have been aggregated, the fund participates at the average share price for all transactions in that security on a given day and allocate transaction costs on a pro rata basis. The advisor will not aggregate portfolio transactions of the fund unless it believes such aggregation is consistent with its duty to seek best execution on behalf of the fund and with the terms  of the management agreement. The advisor receives no additional compensation or  remuneration as a result of such aggregation.

Unified management fees incurred by the fund for the fiscal periods ended
February 28, 2001, February 29, 2000 and February 28, 1999, are indicated below.
Fee amounts are net of amounts reimbursed or recouped under the fund's previous investment advisory agreement with Benham Management Corporation.

UNIFIED MANAGEMENT FEES
--------------------------------------------------------------------------------
Fund                    2001                 2000              1999
--------------------------------------------------------------------------------
Prime Money Market
     Investor Class     $17,017,305          $17,315,823       $12,507,394(1)()
     Advisor Class      $20,263              $14,868           5,038
     C Class            N/A                  N/A               N/A
--------------------------------------------------------------------------------

(1)  $346,955 was waived.

TRANSFER AGENT AND ADMINISTRATOR

American Century Services Corporation, 4500 Main Street, Kansas City, Missouri
64111, acts as transfer agent and dividend-paying agent for the fund. It provides physical  facilities, computer hardware and software, and personnel for the day-to-day  administration of the fund and the advisor. The advisor pays
ACSC for these services.

DISTRIBUTOR

The fund's shares are distributed by ACIS, a registered broker-dealer. The distributor is a wholly owned subsidiary of ACC and its principal business address is 4500 Main Street, Kansas City, Missouri 64111.

The distributor is the principal underwriter of the fund's shares. The distributor makes a continuous, best-efforts underwriting of the fund's shares.
This means the distributor has no liability for unsold shares.

OTHER SERVICE PROVIDERS

CUSTODIAN BANKS

J.P. Morgan Chase & Co., 770 Broadway, 10th Floor, New York, New York
10003-9598,  and Commerce Bank, N.A., 1000 Walnut, Kansas City, Missouri 64105,
each serves as custodian of the fund's assets. The custodians take no part in determining the investment policies of the fund or in deciding which securities are purchased or sold by the fund. The fund, however, may invest in certain obligations of the custodians and may purchase or sell certain securities from or to the custodians.

www.americancentury.com                   American Century Investments   19

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP are the independent accountants of the fund. The address  of PricewaterhouseCoopers LLP is 1055 Broadway, 10th Floor, Kansas
City, Missouri 64105. As the independent accountants of the funds,
PricewaterhouseCoopers LLP provides services including

(1) auditing the annual financial statements for the fund,

(2) assisting and consulting in connection with SEC filings, and

(3) reviewing the annual federal income tax return filed for the fund.

BROKERAGE ALLOCATION

The fund generally purchases and sells debt securities through principal transactions, meaning the fund normally purchases securities on a net basis directly from the issuer  or a primary market-maker acting as principal for the securities. The fund does not pay  brokerage commissions on these transactions, although the purchase price for debt  securities usually includes an undisclosed compensation. Purchases of securities from underwriters typically include a commission or concession paid by the issuer to the  underwriter, and purchases from dealers serving as market-makers typically include a dealer's mark-up
(i.e., a spread between the bid and asked prices). During the fiscal years ended
February 28, 2001, February 29, 2000, and February 28, 1999 and 1998, the fund did not pay any brokerage commissions.

INFORMATION ABOUT FUND SHARES

Prime Money Market Fund is a series of shares issued by the Trust, and shares of the fund have equal voting rights. In addition, the series (or fund) may be divided into  separate classes. See Multiple Class Structure, which follows.
Additional funds and classes may be added without a shareholder vote.

Each fund votes separately on matters affecting that fund exclusively. Voting rights are not cumulative, so that investors holding more than 50% of the
Trust's outstanding shares may be able to elect a Board of Trustees. The Trust undertakes dollar-based voting, meaning that the number of votes a shareholder is entitled to is based upon the dollar amount of the shareholder's investment.
The election of trustees is determined by the votes received from all the
Trust's shareholders without regard to whether a majority of shares of any one fund voted in favor of a particular nominee or all nominees as a group.

Shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for its obligations. However, the
Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust. The  Declaration of Trust also provides for indemnification and reimbursement of expenses  of any shareholder held personally liable for obligations of the Trust. The Declaration of Trust provides that the Trust will, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon. The Declaration of Trust further provides that the Trust may maintain  appropriate insurance (for example, fidelity, bonding, and errors and omissions  insurance) for the protection of the Trust, its shareholders, trustees, officers, employees and agents to cover possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss as a result of shareholder liability is limited to circumstances in which both inadequate insurance exists and the Trust is unable to meet its obligations.

20   American Century Investments                             1-800-345-2021

The assets belonging to each fund or class of shares are held separately by the custodian and the shares of each fund or class represent a beneficial interest in the principal,  earnings and profit (or losses) of investments and other assets held for each fund or class. Within their respective fund or class, all shares have equal redemption rights. Each share, when issued, is fully paid and non-assessable.

In the event of complete liquidation or dissolution of the fund, shareholders of each fund or class of shares shall be entitled to receive, pro rata, all of the assets less the liabilities of that fund or class.

Each shareholder has rights to dividends and distributions declared by the fund he or she owns and to the net assets of such fund upon its liquidation or dissolution proportionate to his or her share ownership interest in the fund.

MULTIPLE CLASS STRUCTURE

The Board of Trustees has adopted a multiple class plan (the Multiclass Plan)
pursuant to Rule 18f-3 adopted by the SEC. Pursuant to such plan, the fund may issue up to three classes of shares: an Investor Class, an Advisor Class and a
C Class. Not all American Century funds offer all three classes.

The Investor Class is made available to investors directly without any load or commission, for a single unified management fee. The Advisor Class is made available through financial intermediaries that do not require the same level of shareholder and administrative services from the advisor as Investor Class investors. As a result, the advisor is able to charge this class a lower total management fee. In addition to the management fee, however, Advisor Class shares are subject to a Master Distribution and Shareholder Services Plan (the Advisor
Class Plan) described below. The C Class also is made available through financial intermediaries, for purchase by individual investors using "wrap account" style advisory and personal services from the intermediary. The total management fee is the same as for Investor Class, but the C Class shares also are  subject to a Master Distribution and Individual Shareholder Services Plan
(the C Class Plan) described below. The Advisor Class Plan and the C Class Plan have been adopted by the fund's Board of Trustees and initial shareholder in accordance with Rule 12b-1 adopted by the SEC under the Investment Company Act.

Rule 12b-1

Rule 12b-1 permits an investment company to pay expenses associated with the distribution of its shares in accordance with a plan adopted by its Board of
Trustees and approved by its shareholders. Pursuant to such rule, the Board of
Trustees and initial shareholder of the fund's Advisor and C Classes have approved and entered into the Advisor Class Plan and the C Class Plan. The Plans are described below.

In adopting the Plans, the Board of Trustees (including a majority of trustees who are not interested persons of the fund [as defined in the Investment Company
Act], hereafter referred to as the independent trustees) determined that there was a reasonable likelihood that the Plans would benefit the fund and the shareholders of the affected class. Pursuant to Rule 12b-1, information with respect to revenues and expenses under the Plans is presented to the Board of
Trustees quarterly for its consideration in connection with its deliberations as to the continuance of the Plans. Continuance of the Plans must be approved by the Board of Trustees (including a majority of the independent trustees)
annually. The Plans may be amended by a vote of the Board of Trustees (including a majority of the independent trustees), except that the Plans may not be amended to  materially increase the amount to be spent for distribution without majority approval of the shareholders of the affected class. The Plans terminate automatically in the event of an assignment and may be terminated upon a vote of a majority of the independent trustees or by vote of a majority of the outstanding voting securities of the affected class.

www.americancentury.com                   American Century Investments   21

All fees paid under the Plans will be made in accordance with Section 26 of the Rules of Fair Practice of the National Association of Securities
Dealers (NASD).

MASTER DISTRIBUTION AND SHAREHOLDER SERVICES PLAN (ADVISOR CLASS PLAN)

As described in the Prospectus, the fund's Advisor Class shares are made available to participants in employer-sponsored retirement or savings plans and to persons purchasing through financial intermediaries, such as banks, broker-dealers and insurance companies. The fund's distributors enter into contracts with various banks, broker-dealers, insurance companies and other financial intermediaries with respect to the sale of the fund's shares and/or the use of the fund's shares in various investment products or in connection with various financial services.

Certain recordkeeping and administrative services that are provided by the fund's transfer agent for the Investor Class shareholders may be performed by a plan sponsor (or its agents) or by a financial intermediary for Advisor Class investors. In addition to such services, the financial intermediaries provide various distribution services.

To enable the fund's shares to be made available through such plans and financial  intermediaries, and to compensate them for such services, the fund's advisor has reduced its management fee by 0.25% per annum with respect to the
Advisor Class shares and the fund's Board of Trustees has adopted the Advisor
Class Plan. Pursuant to the Advisor Class Plan, the Advisor Class pays the distributor a fee of 0.50% annually of the aggregate average daily asset value of the fund's Advisor Class shares, 0.25% of which is paid for shareholder services (as described below) and 0.25% of which is paid for distribution services. During the fiscal year ended February 28, 2001, the aggregate amount of fees paid under the Advisor Class Plan was $29,705.

Payments may be made for a variety of shareholder services, including, but not limited to,

(a) receiving, aggregating and processing purchase, exchange and redemption requests from beneficial owners (including contract owners of insurance products that utilize the funds as underlying investment media) of shares and placing purchase, exchange and redemption orders with the fund's distributor;

(b) providing investors with a service that invests the assets of their accounts in shares pursuant to specific or pre-authorized instructions;

(c) processing dividend payments from a fund on behalf of investors and assisting investors in changing dividend options, account designations and addresses;

(d) providing and maintaining elective services such as check writing and wire transfer services;

(e) acting as shareholder of record and nominee for beneficial owners;

(f) maintaining account records for investors and/or other beneficial owners;

(g) issuing confirmations of transactions;

(h) providing subaccounting with respect to shares beneficially owned by customers of third parties or providing the information to a fund as necessary for such subaccounting;

(i) preparing and forwarding investor communications from the funds (such as proxies, investor reports, annual and semiannual financial statements and dividend, distribution and tax notices) to investors and/or other beneficial owners; and

(j) providing other similar administrative and sub-transfer agency services.

Shareholder services do not include those activities and expenses that are primarily intended to result in the sale of additional shares of the funds.
During the fiscal year ended February 28, 2001, the amount of fees paid by the fund under the Advisor Class Plan for shareholder services was $14,852.

22   American Century Investments                             1-800-345-2021

Distribution services include any activity undertaken or expense incurred that is primarily intended to result in the sale of Advisor Class shares, which services may include but are not limited to,

(a) the payment of sales commissions, ongoing commissions and other payments to brokers, dealers, financial institutions or others who sell Advisor Class shares pursuant to selling agreements;

(b) compensation to registered representatives or other employees of the distributors who engage in or support distribution of the fund's Advisor
    Class shares;

(c) compensation to, and expenses (including overhead and telephone expenses)
    of, distributors;

(d) printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e) preparing, printing and distributing sales literature and advertising materials provided to the fund's shareholders and prospective shareholders;

(f) receiving and answering correspondence from prospective shareholders, including distributing prospectuses, statements of additional information, and shareholder reports;

(g) providing facilities to answer questions from prospective investors about fund shares;

(h) complying with federal and state securities laws pertaining to the sale of fund shares;

(i) assisting shareholders in completing application forms and selecting dividend and other account options;

(j) providing other reasonable assistance in connection with the distribution of fund shares;

(k) organizing and conducting sales seminars and payments in the form of transactional and compensation or promotional incentives;

(l) profit on the foregoing;

(m) paying service fees for the provision of personal, continuing services to investors, as contemplated by the Rules of Fair Practice of the NASD; and

(n) such other distribution and services activities as the advisor determines may be paid for by the fund pursuant to the terms of the agreement between the corporation and the fund's distributor and in accordance with Rule 12b-1 of the Investment Company Act.

During the fiscal year ended February 28, 2001, the amount of fees paid by the fund under the Advisor Class Plan for distribution services was $14,852.

MASTER DISTRIBUTION AND INDIVIDUAL SHAREHOLDER SERVICES PLAN (C CLASS PLAN)

As described in the Prospectus, the C Class shares of the fund are made available to participants in employer-sponsored retirement or savings plans and to persons purchasing through broker-dealers, banks, insurance companies and other financial  intermediaries that provide various administrative, shareholder and distribution services. The fund's distributor enters into contracts with various banks, broker-dealers, insurance companies and other financial intermediaries, with respect to the sale of the fund's shares and/or the use of the fund's shares in various investment products or in connection with various financial services.

Certain recordkeeping and administrative services that are provided by the fund's  transfer agent for the Investor Class shareholders may be performed by a plan sponsor  (or its agents) or by a financial intermediary for C Class investors.  In addition to such services, the financial intermediaries provide various individual shareholder and  distribution services.

www.americancentury.com                   American Century Investments   23

To enable the fund's shares to be made available through such plans and financial  intermediaries, and to compensate them for such services, the fund's
Board of Trustees has adopted the C Class Plan. Pursuant to the C Class Plan, the C Class pays the Advisor, as paying agent for the fund, a fee equal to 0.75%
annually of the average daily net asset value of the fund's C Class shares,
0.25% of which is paid for individual shareholder services (as described below)
and 0.50% of which is paid for distribution services (as described below).
Because this is a new class, no fees were paid under the C Class Plan for the most recent fiscal year.

Payments may be made for a variety of individual shareholder services, including, but not limited to:

(a) providing individualized and customized investment advisory services, including the consideration of shareholder profiles and specific goals;

(b) creating investment models and asset allocation models for use by shareholders in selecting appropriate funds;

(c) conducting proprietary research about investment choices and the market in general;

(d) periodic rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;

(e) consolidating shareholder accounts in one place; and

(f) other individual services.

Individual shareholder services do not include those activities and expenses that are primarily intended to result in the sale of additional shares of the fund.

Distribution services include any activity undertaken or expense incurred that is primarily intended to result in the sale of C Class shares, which services may include but are not limited to:

(a) the payment of sales commissions, on-going commissions and other payments to brokers, dealers, financial institutions or others who sell C Class shares pursuant to selling agreements;

(b) compensation to registered representatives or other employees of the distributor who engage in or support distribution of the fund's C Class shares;

(c) compensation to, and expenses (including overhead and telephone expenses)
    of, the distributor;

(d) printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e) preparing, printing and distributing sales literature and advertising materials provided to the fund's shareholders and prospective shareholders;

(f) receiving and answering correspondence from prospective shareholders, including distributing prospectuses, statements of additional information, and shareholder reports;

(g) providing facilities to answer questions from prospective shareholders about fund shares;

(h) complying with federal and state securities laws pertaining to the sale of fund shares;

(i) assisting shareholders in completing application forms and selecting dividend and other account options;

(j) providing other reasonable assistance in connection with the distribution of fund shares;

(k) organizing and conducting sales seminars and payments in the form of transactional and compensation or promotional incentives;

(l) profit on the foregoing;

24   American Century Investments                             1-800-345-2021

(m) paying service fees for providing personal, continuing services to investors, as contemplated by the Rules of Fair Practice of the NASD; and

(n) such other distribution and services activities as the advisor determines may be paid for by the fund pursuant to the terms of the agreement between the corporation and the fund's distributor and in accordance with Rule
    12b-1 of the Investment Company Act.

DEALER CONCESSIONS

The fund's distributor expects to pay sales commissions to the financial intermediaries who sell C Class shares of the fund at the time of such sales.
Payments will equal 0.75%  of the purchase price of the C Class shares sold by the intermediary. The distributor will retain the distribution fee paid by the fund for the first 13 months after the shares are purchased. This fee is intended in part to permit the distributor to recoup a portion of  on-going sales commissions to dealers plus financing costs, if any. After the first 13 months, the distributor will make the distribution and individual shareholder services fee payments described above to the financial intermediaries involved on a monthly basis.

BUYING AND SELLING FUND SHARES

Information about buying, selling and exchanging fund shares is contained in the fund's Prospectus and in Your Guide to American Century Services. The Prospectus
and guide are available to investors without charge and may be obtained by calling us.

VALUATION OF A FUND'S SECURITIES

The fund's net asset value per share (NAV) is calculated as of the close of business of the New York Stock Exchange (the Exchange) each day the Exchange is open for business. The Exchange usually closes at 4 p.m. Eastern time. The
Exchange typically observes the following holidays: New Year's Day, Martin
Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence
Day, Labor Day, Thanksgiving Day and Christmas Day. Although the fund expects the same holidays to be observed in the future, the Exchange may modify its holiday schedule at any time.

The advisor typically completes its trading on behalf of the fund in various markets before the Exchange closes for the day. Foreign currency exchange rates also are determined prior to the close of the Exchange. However, if extraordinary events occur that are expected to affect the value of a portfolio security after the close of the primary exchange on which it is traded, the security will be valued at fair market value as determined in good faith under the direction of the Board of Trustees. The fund's share price is calculated by adding the value of all portfolio securities and other assets, deducting liabilities, and dividing the result by the number of shares outstanding.
Expenses and interest earned on portfolio securities are accrued daily.

The fund operates pursuant to Investment Company Act Rule 2a-7, which permits valuation of portfolio securities on the basis of amortized cost. This method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium paid at the time of purchase. Although this method provides certainty in valuation, it generally disregards the effect of fluctuating interest rates on an instrument's market value. Consequently, the instrument's amortized cost value may be higher or lower than its market value, and this discrepancy may be reflected in the fund's yields. During periods of declining interest rates, for example, the daily yield on fund shares computed as described above may be higher than that of a fund with identical investments priced at market value. The converse would apply in a period of rising interest rates.

www.americancentury.com                   American Century Investments   25

As required by Rule 2a-7, the Board of Trustees has adopted procedures designed to stabilize, to the extent reasonably possible, a money market fund's price per share as computed for the purposes of sales and redemptions at $1.00. While the day-to-day operation of the fund has been delegated to the advisor, the quality requirements established by the procedures limit investments to certain instruments that the Board of Trustees has determined present minimal credit risks and that have been rated in one of the two highest rating categories as determined by a rating agency or, in the case of unrated securities, of comparable quality. The procedures require review of the fund's portfolio holdings at such intervals as are reasonable in light of current market conditions to determine whether the money market fund's net asset value calculated by using available market quotations deviates from the per-share value based on amortized cost. The procedures also prescribe the action to be taken by the advisor if such deviation should exceed 0.25%.

Actions the advisor and Board of Trustees may consider under these circumstances include i) selling portfolio securities prior to maturity, (ii) withholding dividends or distributions from capital, (iii) authorizing a one-time dividend adjustment, (iv) discounting share purchases and initiating redemptions in kind, or (v) valuing  portfolio securities at market price for purposes of calculating NAV.

TAXES

FEDERAL INCOME TAX

The fund intends to qualify annually as a regulated investment company under
Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). By so qualifying, a fund will be exempt from federal and state income taxes to the extent that it distributes substantially all of its net investment income and net realized capital gains (if any) to investors. If the fund fails to qualify as a regulated investment company, it will be liable for taxes, significantly reducing its distributions to investors and eliminating investors' ability to treat distributions of the fund in the manner they were realized  by the fund.

As of February 28, 2001, the fund had the following capital loss carryover. When a fund has a capital loss carryover, it does not make capital gains distributions until the loss has been offset or expired.

Fund                              Capital Loss Carryover
--------------------------------------------------------------------------------
Prime Money Market                $362, 495 (expiring 2002 through 2009)

HOW FUND PERFORMANCE INFORMATION  IS CALCULATED

The fund may quote performance in various ways. Fund performance may be shown by presenting one or more performance measurements, including cumulative total return, average annual total return or yield.

All performance information advertised by the fund is historical in nature and is not intended to represent or guarantee future results. The value of fund shares when redeemed may be more or less than their original cost.

Yield quotations are based on the change in the value of a hypothetical investment (excluding realized gains and losses from the sale of securities and unrealized appreciation and depreciation of securities) over a seven-day period
(base period) and stated as a percentage of the investment at the start of the base period (base-period return). The base-period return is then annualized by multiplying by 365/7 with the resulting yield figure carried to at least the nearest hundredth of one percent.

26   American Century Investments                             1-800-345-2021

Calculations of effective yield begin with the same base-period return used to calculate yield, but the return is then annualized to reflect weekly compounding according to the following formula:

            Effective Yield = [(Base-Period Return + 1)(365/7)] - 1

For the seven-day period ended February 28, 2001, the fund's Investor Class yield and effective yield were 5.29% and 5.43% respectively.

Total returns quoted in advertising and sales literature reflect all aspects of a fund's return, including the effect of reinvesting dividends and capital gains distributions (if any) and any change in the fund's NAV per share during the period.

Average annual total returns are calculated by determining the growth or decline in value of a hypothetical historical investment in a fund during a stated
period and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant throughout the period. For example, a cumulative total return of 100%
over 10 years would produce an average annual return of 7.18%, which is the steady annual rate that would equal 100% growth on a compounded basis in 10 years. While average annual total returns are a convenient means of comparing investment alternatives, investors should realize that the fund's performance is not constant over time, but changes from year to year, and that average annual total returns represent averaged figures as opposed to actual year-to-year performance. As a new fund, performance information for Prime Money Market C
Class is not available as of the date of this Statement of Additional
Information.

AVERAGE ANNUAL TOTAL RETURNS (FISCAL YEAR ENDED FEBRUARY 28, 2001)
--------------------------------------------------------------------------------------------------
Fund (Class)                            1 year      5 years      Life of Fund     Inception Date
--------------------------------------------------------------------------------------------------
Prime Money Market (Investor Class)     6.05%       5.27%        5.20%            11/17/1993
--------------------------------------------------------------------------------------------------
Prime Money Market (Advisor Class)      5.79%       N/A          5.10%            8/28/1998
--------------------------------------------------------------------------------------------------
Prime Money Market (C Class)            N/A         N/A          N/A              6/1/2001
--------------------------------------------------------------------------------------------------

In addition to average annual total returns, the fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Average annual and cumulative total returns may be quoted as percentages or as dollar amounts and may be calculated for a single investment, a series of investments, or a series of redemptions over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price)
to illustrate the relationship of these factors and their contributions to total return.

PERFORMANCE COMPARISONS

The fund's performance may be compared with the performance of other mutual funds tracked by mutual fund rating services or with other indices of market performance. This may include comparisons with funds that are sold with a sales charge or deferred sales charge. Sources of economic data that may be used for such comparisons may include, but are not limited to: U.S. Treasury bill, note and bond yields, money market fund yields, U.S. government debt and percentage held by foreigners, the U.S. money supply, net free reserves, and yields on current-coupon GNMAs (source: Board of Governors of the Federal Reserve System);
the federal funds and discount rates (source: Federal Reserve Bank of New York);
yield curves for U.S. Treasury securities and AA/AAA-rated corporate securities
(source: Bloomberg Financial Markets); yield curves for AAA-rated tax-free municipal securities (source: Telerate); yield curves for foreign government securities (sources: Bloomberg Financial Markets and Data Resources, Inc.);
total returns on foreign bonds (source: J.P. Morgan Securities Inc.); various
U.S. and foreign government reports; the junk bond market (source: Data
Resources, Inc.); the CRB Futures Index (source: Commodity Index Report); the price of gold (sources: London a.m./p.m. fixing and New York Comex Spot Price);
rankings of any mutual fund or mutual fund category tracked by

www.americancentury.com                    American Century Investments    27

Lipper, Inc. or Morningstar, Inc.; mutual fund rankings published in major, nationally distributed periodicals; data provided by the Investment Company
Institute; Ibbotson Associates, Stocks, Bonds, Bills and Inflation; major indices of stock market performance; and indices and historical data supplied by major securities brokerage or investment  advisory firms. The fund also may utilize reprints from newspapers and magazines furnished by third parties to illustrate historical performance or to provide general  information about the fund.

PERMISSIBLE ADVERTISING INFORMATION

From time to time, the fund may, in addition to any other permissible information, include the following types of information in advertisements, supplemental sales  literature and reports to investors:

(1) discussions of general economic or financial principles (such as the effects of compounding and the benefits of dollar-cost averaging);

(2) discussions of general economic trends;

(3) presentations of statistical data to supplement such discussions;

(4) descriptions of the fund's past or anticipated portfolio holdings;

(5) descriptions of the fund's investment strategies;

(6) descriptions or comparisons of various savings and investment products
    (including, but not limited to, qualified retirement plans and individual stocks and bonds), which may or may not include the fund;

(7) comparisons of investment products (including the fund) with relevant market or industry indices or other appropriate benchmarks;

(8) discussions of fund rankings or ratings by recognized rating organizations;
    and

(9) testimonials describing the experience of persons who have invested in the fund.

The fund also may include calculations, such as hypothetical compounding examples, which describe hypothetical investment results. Such performance examples will be based on an express set of assumptions and are not indicative of the performance of the fund.

MULTIPLE CLASS PERFORMANCE ADVERTISING

Pursuant to the Multiple Class Plan, the Trust may issue additional classes of its existing fund or introduce new funds with multiple classes available for purchase. To the extent a new class is added to an existing fund, the advisor may, in compliance with SEC and NASD rules, regulations and guidelines, market the new class of shares using the historical performance information of the original class of shares. When quoting performance  information for the new class of shares for periods prior to the first full quarter after  inception, the original class's performance will be restated to reflect the expenses of the new class and for periods after the first full quarter after inception, actual performance of the new class will be used.

FINANCIAL STATEMENTS

The financial statements for the fiscal years ended February 28, 2001,
February 29, 2000, and February 28, 1999 and 1998, have been audited by
PricewaterhouseCoopers LLP, independent accountants. Their Independent
Accountants' Reports and the financial statements included in the fund's Annual
Report for the fiscal year ended February 28, 2001 are incorporated herein by reference. The financial statements for the fiscal year ended February 28, 1997 have been audited by other independent accountants. Their Independent
Accountants' Reports and the financial statements included in the fund's Annual
Report for the fiscal year ended February 28, 1997 are incorporated herein by reference.

28   American Century Investments                             1-800-345-2021

EXPLANATION OF FIXED-INCOME SECURITIES RATINGS

As described in the Prospectus, the fund invests in fixed-income securities.
Those  investments, however, are subject to certain credit quality restrictions, as noted in the Prospectus and in this Statement of Additional Information. The following is a summary of the rating categories referenced in the prospectus disclosure.

BOND RATINGS
--------------------------------------------------------------------------------
S&P      Moody's  Description
--------------------------------------------------------------------------------
AAA      Aaa      These are the highest ratings assigned by S&P and Moody's to a debt obligation. They indicate an extremely strong capacity to pay interest and repay principal.
--------------------------------------------------------------------------------
AA       Aa       Debt rated in this category is considered to have a very
                  strong capacity to pay interest and repay principal. It
                  differs from AAA/Aaa issues only in a small degree.
--------------------------------------------------------------------------------
A        A        Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the
                  adverse effects of changes in circumstances and economic
                  conditions than debt in higher-rated categories.
--------------------------------------------------------------------------------
BBB      Baa      Debt rated BBB/Baa is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally
                  exhibits adequate protection parameters, adverse economic
                  conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.
                  Debt rated below BBB/Baa is regarded as having significant speculative characteristics.
--------------------------------------------------------------------------------
BB       Ba       Debt rated BB/Ba has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.
--------------------------------------------------------------------------------
B        B        Debt rated B has a greater vulnerability to default but
                  currently has the capacity to meet interest payments and
                  principal repayments. Adverse business, financial or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category also
                  is used for debt subordinated to senior debt that is assigned an actual or implied BB/Ba or BB-/Ba3 rating.
--------------------------------------------------------------------------------
CCC      Caa      Debt rated CCC/Caa has a currently identifiable vulnerability to default and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse
                  business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal.
                  The CCC/Caa rating category also is used for debt
                  subordinated to senior debt that is assigned an actual or
                  implied B or  B-/B3 rating.
--------------------------------------------------------------------------------
CC       Ca       The rating CC/Ca typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC/Caa rating.
--------------------------------------------------------------------------------
C        C        The rating C typically is applied to debt subordinated to
                  senior debt, which is assigned an actual or implied CCC-/Caa3 debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.
--------------------------------------------------------------------------------
CI       -        The rating CI is reserved for income bonds on which no
                  interest is being paid.
--------------------------------------------------------------------------------
D        D        Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the  applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also is used upon the filing of a bankruptcy petition if debt service payments are jeopardized.
--------------------------------------------------------------------------------

www.americancentury.com                   American Century Investments   29

To provide more detailed indications of credit quality, the Standard & Poor's ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories. Similarly,
Moody's adds numerical  modifiers (1,2,3) to designate relative standing within its major bond rating categories. Fitch Investors Service, Inc. also rates bonds and uses a ratings system that is substantially similar to that used by Standard
& Poor's.

COMMERCIAL PAPER RATINGS
--------------------------------------------------------------------------------
S&P        Moody's      Description
--------------------------------------------------------------------------------
A-1        Prime-1      This indicates that the degree of safety regarding
           (P-1)        timely payment is strong. Standard & Poor's rates those
                        issues determined to possess extremely strong safety
                        characteristics as A-1+.
--------------------------------------------------------------------------------
A-2        Prime-2      Capacity for timely payment on commercial paper is
           (P-2)        satisfactory, but the relative degree of safety is not
                        as high as for issues designated A-1. Earnings trends
                        and coverage ratios, while sound, will be more subject
                        to variation. Capitalization characteristics,  while
                        still appropriated, may be more affected by external
                        conditions. Ample alternate liquidity is maintained.
--------------------------------------------------------------------------------
A-3        Prime-3      This indicates satisfactory capacity for timely
           (P-3)        repayment. Issues that carry this rating are somewhat
                        more vulnerable to the adverse changes in circumstances
                        than obligations carrying the higher designations.
--------------------------------------------------------------------------------

NOTE RATINGS

S&P        Moody's          Description
--------------------------------------------------------------------------------
SP-1       MIG-1; VMIG-1    Notes are of the highest quality enjoying strong
                            protection from
                            established cash flows of funds for their servicing
                            or from established and broad-based access to the
                            market for refinancing, or both.
--------------------------------------------------------------------------------
SP-2       MIG-2; VMIG-2    Notes are of high quality, with margins of
                            protection ample, although not so large as in the
                            preceding group.
--------------------------------------------------------------------------------
SP-3       MIG-3; VMIG-3    Notes are of favorable quality, with all security
                            elements accounted for, but lacking the undeniable
                            strength of the preceding grades. Market access for
                            refinancing, in particular, is likely to be less
                            well-established.
--------------------------------------------------------------------------------
SP-4       MIG-4; VMIG-4    Notes are of adequate quality, carrying specific
                            risk but having protection and not distinctly or
                            predominantly speculative.
--------------------------------------------------------------------------------

30   American Century Investments                             1-800-345-2021

www.americancentury.com                   American Century Investments   31

MORE INFORMATION ABOUT THE FUND IS CONTAINED THESE DOCUMENTS

ANNUAL AND SEMIANNUAL REPORTS

Annual and semiannual reports contain more  information about the fund's investments and the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period.

You can receive a free copy of the annual and  semiannual reports, and ask any questions about the fund, by contacting American Century at the address or telephone numbers listed below.

If you own or are considering purchasing fund shares through

* an employer-sponsored retirement plan
* a bank
* a broker-dealer
* an insurance company
* another financial intermediary

you can receive the annual and semiannual reports directly from them.

You also can get information about the fund from the Securities and Exchange
Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

In person                  SEC Public Reference Rm.
                           Washington, D.C.
                           Call 202-942-8090 for
                           location and hours.

On the Internet            * EDGAR database at www.sec.gov

                           * By email request at publicinfo@sec.gov

By mail                    SEC Public Reference Section
                           Washington, D.C. 20549-010

Investment Company Act File No. 811-7822

[american century logo and text logo (reg. sm])

AMERICAN CENTURY INVESTMENTS
P.O. Box 419200
Kansas City, Missouri 64141-6200

INVESTOR RELATIONS
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

WWW.AMERICANCENTURY.COM

FAX
816-340-7962

TELECOMMUNICATIONS DEVICE FOR DEAF
1-800-634-4113 or 816-444-3485

BUSINESS, NOT-FOR-PROFIT AND
EMPLOYER-SPONSORED RETIREMENT PLANS
1-800-345-3533

SH-SAI-25532  0107

AMERICAN CENTURY INVESTMENT TRUST

PART C    OTHER INFORMATION

Item 23.  Exhibits (all exhibits not filed herewith are being incorporated herein by reference).

(a)  (1) Amended and Restated Declaration of Trust, restated March 1, 1998 and amended March 1, 1999 (filed electronically as Exhibit a to Post-Effective
     Amendment No. 7 to the Registration Statement on April 1, 1999, File No.
     33-65170).

     (2) Amendment No. 1 to the Declaration of Trust dated March 6, 2001 (filed electronically as Exhibit a2 to Post-Effective Amendment No. 12 to the
     Registration Statement on April 19, 2001, File No. 33-65170).

(b)  Amended and Restated Bylaws dated March 9, 1998 (filed electronically as
     Exhibit b2 to Post-Effective Amendment No. 23 to the Registration Statement
     of American Century Municipal Trust on March 26, 1998, File No. 2-91229).

(c)  Registrant hereby incorporates by reference, as though set forth fully herein, Article III and Article V of Registrant's Amended and Restated
     Declaration of Trust, appearing as Exhibit a to Post-Effective Amendment
     No. 7 to the Registration Statement on Form N-1A of the Registrant, and
     Article II, Article VIII, and Article IX of Registrant's Amended and
     Restated Bylaws, appearing as Exhibit (b)(2) to Post-Effective Amendment
     No. 6 to the Registration Statement on Form N-1A of the Registrant.

(d)  (1) Investor Class Management Agreement between American Century Investment
     Trust and American Century Investment Management, Inc., dated August 1,
     1997 (filed electronically as Exhibit 5 to Post-Effective Amendment No. 33
     to the Registration Statement of American Century Government Income Trust
     on July 31, 1997, File No. 2-99222).

     (2) Amendment to the Investor Class Management Agreement between American
     Century Investment Trust and American Century Investment Management, Inc.,
     dated March 31, 1998 (filed electronically as Exhibit 5b to Post-Effective
     Amendment No. 23 to the Registration Statement of American Century
     Municipal Trust on March 26, 1998, File No. 2-91229).

     (3) Amendment to the Investor Class Management Agreement between American
     Century Investment Trust and American Century Investment Management, Inc.,
     dated July 1, 1998 (filed electronically as Exhibit d3 to Post-Effective
     Amendment No. 39 to the Registration Statement of American Century
     Government Income Trust on July 28, 1999, File No. 2-99222).

     (4) Amendment No. 1 to the Investor Class Management Agreement between
     American Century Investment Trust and American Century Investment
     Management, Inc., dated September 16, 2000 (filed electronically as Exhibit
     d4 to Post-Effective Amendment No. 30 to the Registration Statement of
     American Century California Tax-Free and Municipal Funds on December 29,
     2000, File No. 2-82734).

     (5) Advisor Class Management Agreement between American Century Investment
     Trust and American Century Investment Management, Inc., dated August 1,
     1997 and amended as of June 1, 1998 (filed electronically as Exhibit d3 to
     Post-Effective Amendment No. 9 to the Registration Statement of the
     Registrant on June 30, 1999, File No. 33-65170).

     (6) Amendment No. 1 to the Advisor Class Management Agreement between
     American Century Investment Trust and American Century Investment
     Management, Inc., dated September 16, 2000 (filed electronically as Exhibit
     d6 to Post-Effective Amendment No. 36 to the Registration Statement of
     American Century Target Maturities Trust on April 18, 2001, File No.
     2-94608).

     (7) C Class Management Agreement between American Century Target Maturities
     Trust, American Century California Tax-Free and Municipal Funds, American
     Century Government Income Trust, American Century Investment Trust,
     American Century Quantitative Equity Funds, American Century Municipal
     Trust and American Century Investment Management Inc., dated September 16,
     2000 (filed electronically as Exhibit d6 to Post-Effective Amendment No. 35
     to the Registration Statement of American Century Target Maturities Trust
     on April 17, 2001, File No. 2-94608).

(e)  (1) Distribution Agreement between American Century Investment Trust and
     American Century Investment Services, Inc., dated March 13, 2000 (filed electronically as Exhibit e7 to Post-Effective Amendment No. 17 to the
     Registration Statement of American Century World Mutual Funds, Inc. on
     March 30, 2000, File No. 33-39242).

     (2) Amendment No. 1 to the Distribution Agreement between American Century
     Investment Trust and American Century Investment Services, Inc., dated June
     1, 2000 (filed electronically as Exhibit e9 to Post-Effective Amendment No.
     19 to the Registration Statement of American Century World Mutual Funds,
     Inc., on May 24, 2000, File No. 33-39242).

     (3) Amendment No. 2 to the Distribution Agreement between American Century
     Investment Trust and American Century Investment Services, Inc., dated
     November 20, 2000 (filed electronically as Exhibit e10 to Post-Effective
     Amendment No. 29 to the Registration Statement of American Century Variable
     Portfolios, Inc. on December 1, 2000, File No. 33-14567).

     (4) Amendment No. 3 to the Distribution Agreement between American Century
     Investment Trust and American Century Investment Services, Inc., dated
     March 1, 2001 (filed electronically as Exhibit e4 to Post-Effective
     Amendment No. 35 to the Registration Statement of American Century Target
     Maturities Trust on April 17, 2001, File No. 2-94608).

     (5) Amendment No. 4 to the Distribution Agreement between American Century
     Investment Trust and American Century Investment Services, Inc., dated
     April 30, 2001 (filed electronically as Exhibit e5 to Post-Effective
     Amendment No. 35 to the Registration Statement of American Century Target
     Maturities Trust on April 17, 2001, File No. 2-94608).

(f)  Not applicable.

(g)  (1) Master Agreement by and between Commerce Bank N.A. and Twentieth
     Century Services, Inc., dated January 22, 1997 (filed electronically as
     Exhibit B8e to Post-Effective Amendment No. 76 to the Registration
     Statement of American Century Mutual Funds, Inc., on February 28, 1997,
     File No. 2-14213).

     (2) Global Custody Agreement between American Century Investments and The
     Chase Manhattan Bank, dated August 9, 1996 (filed electronically as Exhibit
     B8 to Post-Effective Amendment No. 31 to the Registration Statement of the
     American Century Government Income Trust on February 7, 1997, File No.
     2-99222).

     (3) Amendment to Global Custody Agreement between American Century
     Investments and The Chase Manhattan Bank, dated December 9, 2000 (filed electronically as Exhibit g2 to Pre-Effective Amendment No. 2 to the
     Registration Statement of American Century Variable Portfolios II, Inc., on
     January 9, 2001, File No. 333-46922).

(h)  (1) Transfer Agency Agreement between American Century Investment Trust and
     American Century Services Corporation, dated August 1, 1997 (filed electronically as Exhibit 9 to Post-Effective Amendment No. 33 to the
     Registration Statement of American Century Government Income Trust on July
     31, 1997, File No. 2-99222).

     (2) Amendment to the Transfer Agency Agreement between American Century
     Investment Trust and American Century Services Corporation, dated March 9,
     1998 (filed electronically as Exhibit B9b to Post-Effective Amendment No.
     23 to the Registration Statement of American Century Municipal Trust on
     March 26, 1998, File No. 2-91229).

     (3) Amendment No. 1 to the Transfer Agency Agreement between American
     Century Investment Trust and American Century Services Corporation, dated
     June 29, 1998 (filed electronically as Exhibit B9b to Post-Effective
     Amendment No. 23 to the Registration Statement of American Century
     Quantitative Equity Funds on June 29, 1998, File No. 33-19589).

     (4) Amendment No. 2 to the Transfer Agency Agreement between American
     Century Investment Trust and American Century Services Corporation, dated
     November 20, 2000 (filed electronically as Exhibit h4 to Post-Effective
     Amendment No. 30 to the Registration Statement of American Century
     California Tax-Free and Municipal Funds on December 29, 2000, File No.
     2-82734).

     (5) Credit Agreement between American Century Funds and The Chase Manhattan
     Bank, as Administrative Agent, dated as of December 19, 2000 (filed electronically as Exhibit h5 to Post-Effective Amendment No. 33 to the
     Registration Statement of American Century Target Maturities Trust on
     January 31, 2001, File No. 2-94608).

(i)  Opinion and Consent of Counsel (filed electronically as Exhibit i to
     Post-Effective Amendment No. 7 to the Registration Statement of the
     Registrant on May 7, 1999, File No. 33-65170).

(j)  (1) Consent of PricewaterhouseCoopers LLP.

     (2) Consent of KPMG Peat Marwick, LLP, independent auditors (filed electronically as Exhibit b11 to Post-Effective Amendment No. 5 to the
     Registration Statement of the Registrant on June 27, 1997, File No.
     33-65170).

     (3) Power of Attorney, dated September 16, 2000 (filed electronically as
     Exhibit j3 to Post-Effective Amendment No. 11 to the Registration Statement
     of the Registrant on February 22, 2001, File No. 33-65170).

(k)  Not applicable.

(l)  Not applicable.

(m)  (1) Master Distribution and Shareholder Services Plan of American Century
     Government Income Trust, American Century Investment Trust, American
     Century International Bond Fund, American Century Target Maturities Trust
     and American Century Quantitative Equity Funds (Advisor Class) dated August
     1, 1997, (filed electronically as Exhibit m1 to Post-Effective Amendment
     No. 32 to the Registration Statement of American Century Target Maturities
     Trust, filed on January 31, 2000, File No. 2-94608).

     (2) Amendment No. 1 to Master Distribution and Shareholder Services Plan of
     American Century Government Income Trust, American Century Investment
     Trust, American Century International Bond Fund, American Century Target
     Maturities Trust and American Century Quantitative Equity Funds (Advisor
     Class) dated June 29, 1998 (filed electronically as Exhibit m2 to
     Post-Effective Amendment No. 32 to the Registration Statement of American
     Century Target Maturities Trust, filed on January 31, 2000, File No.
     2-94608).

     (3) Master Distribution and Individual Shareholder Services Plan of
     American Century Government Income Trust, American Century Investment
     Trust, American Century California Tax-Free and Municipal Funds, American
     Century Municipal Trust, American Century Target Maturities Trust and
     American Century Quantitative Equity Funds (C Class) dated September 16,
     2000 (filed electronically as Exhibit m3 to Post-Effective Amendment No. 35
     to the Registration Statement of American Century Target Maturities Trust
     on April 17, 2001, File No. 2-94608).

(n)  (1) Amended and Restated Multiple Class Plan of American Century California
     Tax-Free and Municipal Funds, American Century Government Income Trust,
     American Century International Bond Funds, American Century Investment
     Trust, American Century Municipal Trust, American Century Target Maturities
     Trust and American Century Quantitative Equity Funds, dated November 20,
     2000 (filed electronically as Exhibit n to Post-Effective Amendment No. 35
     to the Registration Statement of American Century Target Maturities Trust
     on April 17, 2001, File No. 2-94608).

(o)  Not applicable.

(p)  American Century Investments Code of Ethics (filed electronically as
     Exhibit p to Post-Effective Amendment No. 30 to the Registration Statement
     of American Century California Tax-Free and Municipal Funds on December 29,
     2000, File No. 2-82734).

Item 24.  Persons Controlled by or Under Common Control with Registrant.

          None.

Item 25.  Indemnification.

          As stated in Article VII, Section 3 of the Declaration of Trust,
          incorporated herein by reference to Exhibit 1 to the Registration
          Statement, "The Trustees shall be entitled and empowered to the fullest extent permitted by law to purchase insurance for and to provide by resolution or in the Bylaws for indemnification out of
          Trust assets for liability and for all expenses reasonably incurred or paid or expected to be paid by a Trustee or officer in connection with any claim, action, suit, or proceeding in which he or she becomes involved by virtue of his or her capacity or former capacity with the
          Trust. The provisions, including any exceptions and limitations concerning indemnification, may be set forth in detail in the Bylaws or in a resolution adopted by the Board of Trustees."

          Registrant hereby incorporates by reference, as though set forth fully herein, Article II, Section 16 of the Registrant's Amended and
          Restated Bylaws, dated March 9, 1998, appearing as Exhibit b2 to
          Post-Effective Amendment No. 23 to the Registration Statement of
          American Century Municipal Trust on March 26, 1998, File No. 2-91229.

          The Registrant has purchased an insurance policy insuring its officers and directors against certain liabilities which such officers and directors may incur while acting in such capacities and providing reimbursement to the Registrant for sums which it may be permitted or required to pay to its officers and directors by way of
          indemnification against such liabilities, subject in either case to clauses respecting deductibility and participation.

Item 26.  Business and Other Connections of Investment Advisor.

          None.

Item 27. Principal Underwriter.

I.   (a) American Century Investment Services, Inc. (ACIS) acts as principal underwriter for the following investment companies:

American Century California Tax-Free and Municipal Funds
American Century Capital Portfolios, Inc.
American Century Government Income Trust
American Century International Bond Funds
American Century Investment Trust
American Century Municipal Trust
American Century Mutual Funds, Inc.
American Century Premium Reserves, Inc.
American Century Quantitative Equity Funds
American Century Strategic Asset Allocations, Inc.
American Century Target Maturities Trust
American Century Variable Portfolios, Inc.
American Century Variable Portfolios II, Inc.
American Century World Mutual Funds, Inc.

     ACIS is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers.
ACIS is located at 4500 Main Street, Kansas City, Missouri 64111. ACIS is a
wholly-owned subsidiary of American Century Companies, Inc.

     (b) The following is a list of the directors, executive officers and partners of ACIS:

Name and Principal         Positions and Offices            Positions and Offices
Business Address*           with Underwriter                  with Registrant
-------------------------------------------------------------------------------------
James E. Stowers, Jr.      Chairman and Director                    none

James E. Stowers III       Co-Chairman and Director               Chairman and
                                                                  Director

W. Gordon Snyder           President                                none

William M. Lyons           Chief Executive Officer,               President
                           Executive Vice President and Director

Robert T. Jackson          Executive Vice President,          Executive Vice
                           Chief Financial Officer            President and
                           and Chief Accounting Officer       Chief Financial
                                                                  Officer

Kevin Cuccias              Senior Vice President                    none

Joseph Greene              Senior Vice President                    none

Brian Jeter                Senior Vice President                    none

Mark Killen                Senior Vice President                    none

Tom Kmak                   Senior Vice President                    none

David C. Tucker            Senior Vice President          Senior Vice President
                           and General Counsel

* All addresses are 4500 Main Street, Kansas City, Missouri 64111

     (c) Not applicable.

Item 28.  Location of Accounts and Records.

          All accounts, books and other documents required to be maintained by
          Section 31(a) of the 1940 Act, and the rules promulgated thereunder, are in the possession of the Registrant, American Century Services
          Corporation and American Century Investment Management, Inc., all
          located at American Century Tower, 4500 Main Street, Kansas City,
          Missouri 64111.

Item 29.  Management Services.

          Not applicable.

Item 30.  Undertakings.

          Not applicable.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the
Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 14 and 1940
Act Amendment No. 15 to its Registration Statement pursuant to Rule 485(b)
promulgated under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 14/Amendment No. 15 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Kansas City, State of Missouri on the 29th day of June, 2001.

                            AMERICAN CENTURY INVESTMENT TRUST (Registrant)

                            By: /*/William M. Lyons
                                William M. Lyons
                                President and Principal Executive Officer

     Pursuant to the requirements of the Securities Act of 1933, this
Post-Effective Amendment No. 14 has been signed below by the following persons in the capacities and on the dates indicated.

                                                              Date
*William M. Lyons                    President and            June 29, 2001
---------------------------------    Principal Executive
William M. Lyons                     Officer

*Maryanne Roepke                     Senior Vice President,   June 29, 2001
---------------------------------    Treasurer and Chief
Maryanne Roepke                      Accounting Officer

*James E. Stowers III                Director and             June 29, 2001
---------------------------------    Chairman of the Board
James E. Stowers III

*Albert A. Eisenstat                 Director                 June 29, 2001
---------------------------------
Albert A. Eisenstat

*Ronald J. Gilson                    Director                 June 29, 2001
---------------------------------
Ronald J. Gilson

*Myron S. Scholes                    Director                 June 29, 2001
---------------------------------
Myron S. Scholes

*Kenneth E. Scott                    Director                 June 29, 2001
---------------------------------
Kenneth E. Scott

*Jeanne D. Wohlers                   Director                 June 29, 2001
---------------------------------
Jeanne D. Wohlers

/s/Janet A. Nash
*by Janet A. Nash,  Attorney in Fact (pursuant to a Power of Attorney dated
September 16, 2000).